                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 24                                              [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 24                                                             [X]


                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

                  604 McKnight Park Drive, Pittsburgh, PA 15237
               (Address of Principal Executive Offices) Zip Code)

        Registrant's Telephone Number(including Area Code) (412) 367-9076

        J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237
                    (Name and Address of Agent for Services)

     Copies to Thomas Sweeney, Attorney at Law, P.O. Box 82637, 158 West Hutchinson Ave., Pittsburgh, PA 15218

     It is proposed that this filing will become effective (check appropriate box)


     [ ] immediately upon filing pursuant to paragraph (b)


     [ ] on _________ pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)


     [X] on October 1, 2010 pursuant to paragraph (a) of Rule 485


     As soon as possible after the effective date of the Registration under the Securities Act of 1933

STAAR AltCat Fund PROSPECTUS                                              Page 1



                           THE STAAR INVESTMENT TRUST
                      AltCat (Alternative Categories) Fund
                                  Ticker: SITAX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                    Contents


Fund Summary                                                                   1
Fund Details                                                                   4
Shareholder Account Information
(Buying and selling Shares,  Services, Policies and other information)         8


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com

INVESTMENT GOAL: The STAAR AltCat Fund seeks to create long-term growth through a broadly diversified global investment strategy.

FEES AND EXPENSES OF THE FUND: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                                        0.90%
Distribution (12b-1) Fees*                                                             0.25%
Other Expenses                                                                         1.43%
Acquired Fund Fees & Expenses                                                          0.47%
                                                                                       ----
Total Annual Fund Operating Expenses                                                   3.05%*
                                                                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses in 2009 were 0.01%. Therefore actual total Annual Operating Expenses were 2.81%.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $308      $942     $1601      $3365

        Note: Above examples assume maximum expenses. Actual were lower.

STAAR AltCat Fund PROSPECTUS                                              Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.12% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds, exchange trades funds (ETFs) or other securities that may or may not fit the general asset allocation categories of the other Funds in the Trust.


PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009

2009    18.1%
2008   -32.4%
2007    14.5%
2006    11.7%
2005    11.9%
2004    12.6%
2003    28.4%
2002   -15.8%
2001   -10.2%
2000     5.5%

During the 10-year period shown in the bar chart, the highest return for a quarter was +13.90% (quarter ending 12/31/01) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).

STAAR AltCat Fund PROSPECTUS                                              Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009

                                                                                                        Since
                                                                                  Past 5   Past 10   Inception
STAAR ALTCAT FUND                                                      One Year    Years    Years    (05/28/97)
-----------------                                                      --------   ------   -------   ----------
Return Before Taxes                                                     18.07%     2.69%     2.79%      3.88%
Return After Taxes on Distributions*                                    18.07%     1.83%     2.18%      3.24%
Return After Taxes on Distributions and Sale of Fund Shares*            15.36%     1.57%     1.88%      2.82%
S&P 500 Index 1 (Reflects no deductions for taxes, fees or expenses)    26.46%     0.42%    -0.95%      3.96%

1 The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASING AND SELLING SHARES: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STAAR AltCat Fund PROSPECTUS                                              Page 4



PROSPECTUS

STAAR ALTCAT (Alternative Categories) FUND (ACF)

GOAL: Long-term growth through broadly diversified global investments.


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:



     The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds, ETFs (Exchange Traded Funds), or other securities that may or may not fit the general asset allocation categories of the other Funds in the Trust. Individual Stocks may be owned. The manager uses a combination of fundamental analysis, technical analysis and trend identification to determine allocation of the fund's investments.


TEMPORARY INVESTMENTS

     The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:

     It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009    18.1%
2008   -32.4%
2007    14.5%
2006    11.7%
2005    11.9%
2004    12.6%
2003    28.4%
2002   -15.8%
2001   -10.2%
2000     5.5%

The Fund's highest and lowest quarterly returns during this time period were:

                       Highest:    13.90% (quarter ending 12/31/01)
                       Lowest:    -16.77% (quarter ending 12/31/08

Average Annual Total Returns For the periods ended December 31, 2009

STAAR ALTCAT FUND (ACF)                                                1 YEAR   5 YEARS   10 YEARS   LIFE*
-----------------------                                                ------   -------   --------   -----
TOTAL RETURN BEFORE TAXES                                              18.07%    2.69%      2.79%    3.88%
Return After Taxes on Distributions (based on maximum tax rates)       18.07%    1.83%      2.18%    3.24%
Return After taxes on Distributions and Sale of Fund Shares            15.36%    1.57%      1.88%    2.82%
S&P 500 Index 1 (Reflects no deductions for taxes, fees or expenses)   26.46%    0.42%     -0.95%    3.96%

*    Since the Fund's public inception on 5/28/97.

1 The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

STAAR AltCat Fund PROSPECTUS                                              Page 5



LINE GRAPH

          The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

ACF Ending Value: $16,162   S&P 500 Index: $16,360

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management  Fees*                   0.90%
Distribution (12b-1) Fees*(1)       0.25%
Other Expenses (2)                  1.43%
Acquired Fund Fees & Expenses (3)   0.47%
                                    ----
Total Annual Operating Expenses     3.05%
                                    ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.01% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 2.81%, INCLUDING THE EXPENSES OF THE UNDERLYING "ACQUIRED FUNDS."

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

(3) This is a "fund of funds". The Acquired Fund Fees & Expense is an average for the period.

(4)  Foreign taxes paid are not shown here.

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.12% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

Year 1   Year 3   Year 5   Year 10
------   ------   ------   -------
 $308     $942     $1601    $3365

INVESTMENT STRATEGIES AND RELATED RISKS

     The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

     The Fund may invest in any kind of domestic or foreign security allowable under securities laws.


     Mutual funds and ETFs (Exchange Traded Funds) are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), limited partnership interests, mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.


     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize

STAAR AltCat Fund PROSPECTUS                                              Page 6



certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

     The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies or used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Market Risk - While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk - Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Foreign Securities - Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets - While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies - Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Debt Instruments - To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


Death or Disability of the Manager - Death or disability could adversely affect the day-to-day operations of the Fund.


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since

STAAR AltCat Fund PROSPECTUS                                              Page 7



1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:

            ACF
            ---
2009 Fees   .90%

     Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31               2009       2008       2007       2006       2005
--------------------------------------------              ------     ------     ------     ------     ------
   Net asset value beg. Of period                         $ 9.74     $15.58     $14.46     $14.28     $13.25
                                                          ------     ------     ------     ------     ------
   Net investment income                                   (0.10)     (0.03)     (0.01)     (0.08)     (0.13)
   Net realized and unrealized gains on securities          1.86      (5.01)      2.09       1.75       1.70
                                                          ------     ------     ------     ------     ------
   Total income from investment operations                  1.76      (5.04)      2.08       1.67       1.57
                                                          ------     ------     ------     ------     ------
   Dividends from net investment income                     0.00       0.00       0.00       0.00       0.00
   Distributions from capital gains                        (0.00)     (0.80)     (0.96)     (1.49)     (0.54)
                                                          ------     ------     ------     ------     ------
   Total distributions                                     (0.00)     (0.80)     (0.96)     (1.49)     (0.54)
                                                          ------     ------     ------     ------     ------
   Net Asset Value, end of Period                         $11.50     $ 9.74     $15.58     $14.46     $14.28
   Total return (%)*                                       18.07%     (32.4%)     14.5%      11.7%      11.9%
                                                          ======     ======     ======     ======     ======
      Ratios/Supplemental Data
   Net assets at end of period (in $1000's)                $2910      $2376     $3,821     $3,095     $3,445
   Ratio of expenses to average net assets (%) **           2.34%      1.90%      1.91%      1.89%      2.01%
   Ratio of net investment income to avg net assets (%)    (0.95%)    (0.19%)    (0.08%)    (0.55%)    (0.94%)
   Portfolio turnover rate                                 34.12%     32.95%     19.88%     11.08%     35.48%
Such Ratios are After Effect of Expenses Waived               --         --         --         --         --

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.


Fund of Funds


The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 3 under Fees and Expenses) Information regarding any underlying funds that the Funds might hold can be found in the fund's annual and semi-annual reports as well as the Statement of Additional Information (SAI) as filed with the Securities and Exchange Commission.



SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds.

STAAR AltCat Fund PROSPECTUS                                              Page 8



Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

     Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

STAAR AltCat Fund PROSPECTUS                                             Page 9



     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

STAAR AltCat Fund PROSPECTUS                                             Page 10



Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Portfolio Holdings Information

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

     Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

          The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

          The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

          The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a

STAAR AltCat Fund PROSPECTUS                                             Page 11



history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

          Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

          The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

          The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

BROKERAGE ALLOCATION


     The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com   Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

STAAR General Bond Fund PROSPECTUS                                        Page 1



                           THE STAAR INVESTMENT TRUST
                                General Bond Fund
                                      SITGX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                    Contents


Fund Summary                                                                   1
Fund Details                                                                   4
Shareholder Account Information
   (Buying and selling Shares, Services, Policies and other information)       7


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com

INVESTMENT GOAL: The STAAR General Bond Fund seeks to create income with a concern for safety of principal.

FEES AND EXPENSES OF THE FUND: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                NONE
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and other Distributions                  NONE
Maximum Deferred Sales Charge (Load)                  NONE
Redemption Fee (as a percentage of amount redeemed)   NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                         0.35%
Distribution (12b-1) Fees*              0.25%
Other Expenses                          1.37%
Acquired Fund Fees & Expenses           0.00%
                                        ----
Total Annual Fund Operating Expenses    1.97%
                                        ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses were 0.03%. Therefore actual total Annual Operating Expenses were 1.75%.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $200      $618     $1062      $2296

Note: Above examples assume maximum expenses. Actual were lower.

STAAR General Bond Fund PROSPECTUS                                        Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, it is expected that the average maturity of the portfolio will be between two (2) and fifteen
(15) years the majority of the time.

PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.


Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.


Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009

2009    6.1%
2008   -1.7%
2007    4.5%
2006    3.7%
2005    0.1%
2004    0.5%
2003    4.1%
2002    7.2%
2001    7.7%
2000    9.1%

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.42% (quarter ending 09/30/01) and the lowest return for a quarter was -3.53% (quarter ending 09/30/08).

STAAR General Bond Fund PROSPECTUS                                        Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009

                                                                    Since
                                        One   Past 5   Past 10    Inception
STAAR GENERAL BOND FUND 1              Year    Years    Years    (05/28/97)
-------------------------              ----   ------   -------   ----------
Return Before Taxes                    6.13%   2.51%    4.07%       4.26%
Return After Taxes on Distributions*   4.79%   1.25%    2.61%       2.72%
Return After Taxes on Distributions
   and Sale of Fund Shares*            4.07%   1.07%    2.26%       2.36%
Barcap Intermediate Gov't/Credit
   Index 2
   (Reflects no deductions for
   taxes, fees or sales charges)       5.25%   4.66%    5.96%       5.91%

1 On August 12, 2004 the shareholders approved fundamental changes to the Intermediate Bond Fund. The name was changed to the General Bond Fund and the objectives were changed to allow the managers to choose average maturities in a flexible manner in response to market conditions. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.


2    The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

Purchasing and Selling Shares: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STAAR General Bond Fund PROSPECTUS                                        Page 4



GENERAL BOND FUND (GBF)

GOAL: Income with a concern for safety of principal.


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:


     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, it is expected that the average maturity of the portfolio will be between two (2) and fifteen (15) years the majority of the time.

TEMPORARY INVESTMENTS

     The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

     It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009    6.1%
2008   -1.7%
2007    4.5%
2006    3.7%
2005    0.1%
2004    0.5%
2003    4.1%
2002    7.2%
2001    7.7%
2000    9.1%

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 4.42% (quarter ending 9/30/01)
Lowest: -3.53% (quarter ending 9/30/08)

Average Annual Total Returns For the periods ended December 31, 2009

                                          1 YEAR   5 YEARS   10 YRS   LIFE**
                                          ------   -------   ------   ------
STAAR GENERAL BOND FUND (GBF)1
TOTAL RETURN BEFORE TAXES                  6.13%    2.51%     4.07%    4.26%
Return After Taxes on Distributions
   (based on maximum tax rates)            4.79%    1.25%     2.61%    2.72%
Return After taxes on Distributions and
   Sale of Fund Shares                     4.07%    1.07%     2.26%    2.36%
Barcap Intermediate Gov't/Credit Index2
   (Reflects no deductions for taxes,
   fees or sales charges)                  5.25%    4.66%     5.96%    5.91%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**   Since the Fund's public inception on 5/28/97.

1 On August 12, 2004 the shareholders approved fundamental changes to the Intermediate Bond Fund. The name was changed to the General Bond Fund and the objectives were changed to allow the managers to choose average maturities in a flexible manner in response to market conditions. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.

2 The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.

STAAR General Bond Fund PROSPECTUS                                        Page 5



LINE GRAPH

     The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

GBF Ending Value: $17,016   Barcap Intermediate Gov't/Credit Index: $21,600

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                            NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   other Distributions                                            NONE
Maximum Deferred Sales Charge (Load)                              NONE
Redemption Fee (as a percentage of amount redeemed)               NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management Fees                        0.35%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.37%
Acquired Fund Fees & Expenses          0.00%
                                       ----
Total Annual Fund Operating Expenses   1.97%
                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.03% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 1.75%.

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.18% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $200     $618     $1062    $2296

INVESTMENT STRATEGIES AND RELATED RISKS

     The General Bond Fund's objective is to produce income with a concern for safety of principal.

     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

     The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

     At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

     The managers are given a high degree of flexibility in choosing maturities. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

     The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements

STAAR General Bond Fund PROSPECTUS                                        Page 6



make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

     The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies or used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk (Credit Risk) -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.



Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:


            GBF
            ---
2009 Fees   .35%



*As of January 7, 2008 the fee for the GBF was reduced to .35%.


     Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

STAAR General Bond Fund PROSPECTUS                                        Page 7



FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                   2009      2008      2007     2006     2005
                                                  ------   -------    ------   ------   ------
Net Asset Value Beg. of Period                    $ 9.65   $ 10.14    $10.11   $10.06   $10.45
                                                  ------   -------    ------   ------   ------
Net Investment Income                               0.24      0.33      0.35     0.35     0.35
Net realized and unrealized gains on securities     0.34     (0.51)     0.10     0.01    (0.34)
                                                  ------   -------    ------   ------   ------
Total income from investment operations             0.58     (0.18)     0.45     0.36     0.01
                                                  ------   -------    ------   ------   ------
Dividends from net Investment Income               (0.37)    (0.31)    (0.42)   (0.31)   (0.40)
Distributions From Capital Gains                    0.00      0.00      0.00     0.00     0.00
                                                  ------   -------    ------   ------   ------
Total Distributions                                (0.37)    (0.31)    (0.42)   (0.31)   (0.40)
Net Asset Value, end of year                      $ 9.86   $  9.65    $10.14   $10.11   $10.06
Total Return (%)*                                    6.1%     (1.7%)     4.5%     3.7%     0.1%
                                                  ======   =======    ======   ======   ======
   Ratios/Supplemental Data
Net Assets at End of Year (in $1000's)            $ 2193   $  2644    $ 2998   $ 3688   $ 1791
Ratio of Expenses to Average Net Assets (%) **      1.75%     1.44%     1.56%    1.33%    1.31%
Ratio of Net Inv Income to Avg Net Assets (%)       2.44%     3.32%     3.48%    3.47%    3.40%
Portfolio Turnover Rate                            37.18%   103.60%    30.22%   40.48%   17.84%
Such Ratios are After Effect of Expenses Waived       --        --        --   $ 0.01   $ 0.02

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.



SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing. Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

STAAR General Bond Fund PROSPECTUS                                        Page 8



Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your

STAAR General Bond Fund PROSPECTUS                                       Page 9



broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Portfolio Holdings Information

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

     Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

STAAR General Bond Fund PROSPECTUS                                       Page 10



                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

     The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

     The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

     Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

     The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

STAAR General Bond Fund PROSPECTUS                                       Page 11



BROKERAGE ALLOCATION


The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

STAAR International Fund PROSPECTUS                                       Page 1



                           THE STAAR INVESTMENT TRUST
                               International Fund
                                  Ticker: SITIX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                    Contents


Fund Summary                                                              1
Fund Details                                                              4
Shareholder Account Information
(Buying and selling Shares, Services, Policies and other information)     8


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com

INVESTMENT GOAL: The STAAR International Fund seeks to create long-term growth primarily through investments in international stocks.

FEES AND EXPENSES OF THE FUND: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                        0.90%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.40%
Acquired Fund Fees & Expenses          0.89%
                                       ----
Total Annual Fund Operating Expenses   3.44%*
                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses in 2009 were 0.01%. Therefore actual total Annual Operating Expenses were 3.20%.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $347     $1056     $1788      $3721

         Note: Above examples assume maximum expenses. Actual were lower

STAAR International Fund PROSPECTUS                                       Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.30% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) in that invest in stocks of foreign countries, including emerging markets. Individual Stocks may be owned. Under normal market conditions at least 80% of the value of its assets in securities that represent primarily economic assets outside the United States and in no less than three countries or regions outside the U.S. The Fund may allocate its assets in underlying funds or companies deriving at least 50% of their revenues or at least 50% of their assets outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information - Defensive Positions. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value. Fund assets will be invested in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States. Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.


PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009


2009    31.5%
2008   -40.8%
2007    15.6%
2006    21.4%
2005    16.8%
2004    18.9%
2003    31.9%
2002   -14.3%
2001   -17.3%
2000   -16.8%


During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -19.96% (quarter ending 12/31/08).

STAAR International Fund PROSPECTUS                                       Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009

                                                                                                           Since
                                                                                     Past 5   Past 10    Inception
STAAR INTERNATIONAL FUND                                                  One Year    Years    Years    (05/28/97)
------------------------                                                  --------   ------   -------   ----------
Return Before Taxes                                                        31.49%     4.99%    1.67%       3.78%
Return After Taxes on Distributions*                                       31.49%     4.21%    1.06%       3.02%
Return After Taxes on Distributions and Sale of Fund Shares*               26.77%     3.62%    0.90%       2.63%
MSCI EAFE  Index 1 (Reflects no deductions for taxes, fees or expenses)    31.78%     3.54%    1.17%       3.95%

1 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASING AND SELLING SHARES: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STAAR International Fund PROSPECTUS                                       Page 4



PROSPECTUS

STAAR INTERNATIONAL FUND (INTF)

GOAL: Long term growth primarily through investments in international stocks.


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:



     The Fund invests primarily in other mutual funds and ETFs (Exchange Traded Funds) that invest in stocks of foreign countries, including emerging markets. Individual stocks may also be owned.


     Under normal market conditions at least 80% of the value of its assets in securities that represent primarily economic assets outside the United States and in no less than three countries or regions outside the U.S. The Fund may allocate its assets in underlying funds or companies deriving at least 50% of their revenues or at least 50% of their assets outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information - Defensive Positions.


     In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value. The manager uses a combination of fundamental analysis, technical analysis and trend identification to determine allocation of the fund's investments.


     Fund assets will be invested in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

     Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

     The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

     It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009    31.5%
2008   -40.8%
2007    15.6%
2006    21.4%
2005    16.8%
2004    18.9%
2003    31.9%
2002   -14.3%
2001   -17.3%
2000   -16.8%

The Fund's highest and lowest quarterly returns during this time period were:

Highest:    21.11% (quarter ending 06/30/09)
Lowest:    -19.96% (quarter ending 12/31/08)

Average Annual Total Returns For the periods ended December 31, 2009

                                                                        1 YEAR   5 YEARS   10 YEARS   LIFE*
                                                                        ------   -------   --------   -----
STAAR INTERNATIONAL FUND (INTF)
Total Return Before taxes                                               31.49%    4.99%      1.67%    3.78%
Return After Taxes on Distributions (based on maximum tax rates)        31.49%    4.21%      1.06%    3.02%
Return After taxes on Distributions and Sale of Fund Shares             26.77%    3.62%      0.90%    2.63%
MSCI EAFE Index1 (Reflects no deductions for taxes, fees or expenses)   31.78%    3.54%      1.17%    3.95%

1 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

*    Since the Fund's public inception on 5/28/97.

STAAR International Fund PROSPECTUS                                       Page 5



LINE GRAPH

     The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

INTF Ending Value: $15,986   EAFE International Index: $16,523

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum  Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions   NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management Fees*                    0.90%
Distribution (12b-1) Fees* (1)      0.25%
Other Expenses (2)                  1.40%
Acquired Fund Fees & Expenses (3)   0.89%
                                    ----
Total Annual Operating Expenses     3.44%
                                    ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.01% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 3.20%, INCLUDING THE EXPENSES OF THE UNDERLYING "ACQUIRED FUNDS."

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

(3) This is a "fund of funds". The Acquired Fund Fees & Expense is an average for the period.

(4)  Foreign taxes paid are not shown here.

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.30% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

Year 1   Year 3   Year 5   Year 10
------   ------   ------   -------
 $347     $1056    $1788    $3721

INVESTMENT STRATEGIES AND RELATED RISKS

     The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.


     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds and ETFs (Exchange Traded Funds). The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.


     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

STAAR International Fund PROSPECTUS                                       Page 6



     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

     The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

STAAR International Fund PROSPECTUS                                       Page 7



     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:

            INTF
            ----
2009 Fees   .90%

          Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31             2009      2008     2007     2006     2005
--------------------------------------------           -------   -------   ------   ------   ------
Net asset value beg. of period                         $ 8.70    $ 16.33   $15.62   $13.54   $11.59
                                                       ------    -------   ------   ------   ------
Net investment income                                   (0.09)     (0.03)    0.09    (0.01)   (0.04)
Net realized and unrealized gains on securities          2.83      (6.64)    2.35     2.90     1.99
                                                       ------    -------   ------   ------   ------
Total income from investment operations                  2.74      (6.67)    2.44     2.89     1.95
                                                       ------    -------   ------   ------   ------
Dividends from net investment income                     0.00       0.00    (0.09)    0.00     0.00
                                                       ------    -------   ------   ------   ------
Distributions from capital gains                        (0.00)     (0.96)   (1.64)   (0.81)    0.00
                                                       ------    -------   ------   ------   ------
Total distributions                                     (0.00)     (0.96)   (1.73)   (0.81)    0.00
                                                       ------    -------   ------   ------   ------
Net Asset Value, end of Period                         $11.44    $  8.70   $16.33   $15.62   $13.54
Total return (%)*                                        31.5%     (40.8%)   15.6%    21.4%    16.8%
                                                       ======    =======   ======   ======   ======
   Ratios/Supplemental Data
Net assets at end of period (in $1000's)               $ 3030    $  2329   $ 5837   $ 5378   $ 4750
Ratio of expenses to average net assets (%) **           2.31%      1.96%    1.92%    1.86%    1.99%
Ratio of net investment income to avg net assets (%)    (0.90%)    (0.25%)    0.51%   (0.06%)  (0.34%)
Portfolio turnover rate                                  15.3%     21.47%   18.46%   15.66%   16.23%
Such Ratios are After Effect of Expenses Waived            --         --       --       --       --

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.


Fund of Funds


    The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 3 under Fees and Expenses) Information regarding any underlying funds that the Funds might hold can be found in the fund's annual and semi-annual reports as well as the Statement of Additional Information (SAI) as filed with the Securities and Exchange Commission.



SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

STAAR International Fund PROSPECTUS                                       Page 8



     Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

    Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of

STAAR International Fund PROSPECTUS                                      Page 9



Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

STAAR International Fund PROSPECTUS                                      Page 10



Portfolio Holdings Information

          A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

          Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

          Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

          The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

          The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

          The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

STAAR International Fund PROSPECTUS                                      Page 11



          Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

          The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

          The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

BROKERAGE ALLOCATION


     The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com   Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

STAAR Larger Company Fund PROSPECTUS                                      Page 1



                           THE STAAR INVESTMENT TRUST
                            Larger Company Stock Fund
                                  Ticker: SITLX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                    Contents


Fund Summary                                                               1
Fund Details                                                               4
Shareholder Account Information
(Buying and selling Shares,  Services, Policies and other information)     8


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com


INVESTMENT GOAL: The Staar Larger Company Stock Fund seeks to create growth with some income, primarily by investing in large company and larger mid-size company mutual funds and stocks.


FEES AND EXPENSES OF THE FUND: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                        0.90%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.39%
Acquired Fund Fees & Expenses          0.58%
                                       ----
Total Annual Fund Operating Expenses   3.12%
                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses were 0.01%. Therefore actual total Annual Operating Expenses were 2.88%.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $315      $963     $1635     $3430

        Note: Above examples assume maximum expenses. Actual were lower.

STAAR Larger Company Fund PROSPECTUS                                      Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.08% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.


     In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

     Most mutual funds and stocks owned are expected to produce some dividend income.

PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009


2009    16.5%
2008   -33.4%
2007     3.6%
2006     9.4%
2005     3.7%
2004    10.6%
2003    20.7%
2002   -18.1%
2001    -9.9%
2000    -2.7%


During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was -19.34% (quarter ending 12/31/08).

STAAR Larger Company Fund PROSPECTUS                                      Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009

                                                                                                       Since
                                                                                  Past 5   Past 10   Inception
STAAR LARGER COMPANY FUND                                              One Year    Years    Years    (05/28/97)
-------------------------                                              --------   ------   -------   ----------
Return Before Taxes                                                     16.50%    -1.83%    -1.33%      2.09%
Return After Taxes on Distributions*                                    16.50%    -2.11%    -1.58%      1.47%
Return After Taxes on Distributions and Sale of Fund Shares*            14.03%    -1.78%    -1.33%      1.26%
S&P 500 Index 1 (Reflects no deductions for taxes, fees or expenses)    26.46%     0.42%    -0.95%      3.96%

1 The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and Director of the Adviser.

PURCHASING AND SELLING SHARES: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STAAR Larger Company Fund PROSPECTUS                                      Page 4



PROSPECTUS

STAAR LARGER COMPANY STOCK FUND (LCSF)

GOAL: Growth with Some Income


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:



     The Fund invests primarily in other mutual funds and ETFs (Exchange Traded Funds) that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.


     In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.


     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value. The manager uses a combination of fundamental analysis, technical analysis and trend identification to determine allocation of the fund's investments.


     Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

     The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

     It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009    16.5%
2008   -33.4%
2007     3.6%
2006     9.4%
2005     3.7%
2004    10.6%
2003    20.7%
2002   -18.1%
2001    -9.9%
2000    -2.7%

The Fund's highest and lowest quarterly returns during this time period were:

Highest:    11.11% (quarter ending 06/30/09)
Lowest:    -19.34% (quarter ending 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2009

                                                                       1 YEAR   5 YEAR   10 YEAR   LIFE*
                                                                       ------   ------   -------   -----
STAAR LARGER COMPANY STOCK FUND (LCSF)
TOTAL RETURN BEFORE TAXES                                              16.50%   -1.83%    -1.33%   2.09%
Return After Taxes on Distributions (based on maximum tax rates)       16.50%   -2.11%    -1.58%   1.47%
Return After taxes on Distributions and Sale of Fund Shares            14.03%   -1.78%    -1.33%   1.26%
S&P 500 Index 1 (Reflects no deductions for taxes, fees or expenses)   26.46%    0.42%    -0.95%   3.96%

*    Since the Fund's public inception on 5/28/97.

1 The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the

STAAR Larger Company Fund PROSPECTUS                                      Page 5



     largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

LINE GRAPH

     The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

LCSF Ending Value: $13,006   S&P 500 Stock Index: $16,360

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management Fees*                    0.90%
Distribution (12b-1) Fees* (1)      0.25%
Other Expenses (2)                  1.39%
Acquired Fund Fees & Expenses (3)   0.58%
                                    ----
Total Annual Operating Expenses     3.12%
                                    ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.01% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 2.88%, INCLUDING THE EXPENSES OF THE UNDERLYING "ACQUIRED FUNDS."

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

(3) This is a "fund of funds". The Acquired Fund Fees & Expense is an average for the period.

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.08% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

Year 1   Year 3   Year 5   Year 10
------   ------   ------   -------
 $315     $963     $1635    $3430

INVESTMENT STRATEGIES AND RELATED RISKS

     The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

     The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.


     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds and ETFs (Exchange Traded Funds). The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.


     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

STAAR Larger Company Fund PROSPECTUS                                      Page 6



     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

     In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk - While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk - Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Debt Instruments - To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

STAAR Larger Company Fund PROSPECTUS                                      Page 7



     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:

            LCSF
            ----
2009 Fees   .90%

          Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31            2009     2008     2007     2006     2005
--------------------------------------------           ------   ------   ------   ------   ------
Net asset value beg. of period                         $ 9.03   $13.56   $14.05   $13.14   $12.67
                                                       ------   ------   ------   ------   ------
Net investment income                                   (0.11)   (0.05)   (0.09)   (0.08)   (0.12)
Net realized and unrealized gains on securities          1.60    (4.48)    0.59     1.32     0.59
                                                       ------   ------   ------   ------   ------
Total income from investment operations                  1.49    (4.53)    0.50     1.24     0.47
                                                       ------   ------   ------   ------   ------
Dividends from net investment income                     0.00     0.00     0.00     0.00     0.00
Distributions From capital gains                         0.00     0.00    (0.99)   (0.33)    0.00
                                                       ------   ------   ------   ------   ------
Total Distributions                                      0.00     0.00    (0.99)   (0.33)    0.00
                                                       ------   ------   ------   ------   ------
Net asset value, end of period                         $10.52   $ 9.03   $13.56   $14.05   $13.14
Total Return (%)*                                        16.5%   (33.4%)    3.6%     9.4%     3.7%
                                                       ======   ======   ======   ======   ======
   Ratios/Supplemental Data
Net assets at end of period (in $1000's)               $ 2922   $ 2613   $ 4422   $ 4488   $ 4786
Ratio of expenses to average net assets (%) **           2.30%    1.91%    1.90%    1.84%    1.97%
Ratio of net investment income to avg net assets (%)    (1.15%)  (0.42%)  (0.59%)   (.56%)   (.94%)
Portfolio turnover rate                                 17.08%   15.99%   36.83%   22.95%   14.00%
Such Ratios are After Effect of Expenses Waived            --       --       --       --       --

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.


Fund of Funds


The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 3 under Fees and Expenses) Information regarding any underlying funds that the Funds might hold can be found in the fund's annual and semi-annual reports as well as the Statement of Additional Information (SAI) as filed with the Securities and Exchange Commission.



SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

     Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market

STAAR Larger Company Fund PROSPECTUS                                      Page 8



quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the

STAAR Larger Company Fund PROSPECTUS                                     Page 9



original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Portfolio Holdings Information

STAAR Larger Company Fund PROSPECTUS                                     Page 10



     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

     Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

     The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

     The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

STAAR Larger Company Fund PROSPECTUS                                     Page 11



     Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

     The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

BROKERAGE ALLOCATION


The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

STAAR Short Term Bond Fund PROSPECTUS                                     Page 1



                           THE STAAR INVESTMENT TRUST
                              Short Term Bond Fund
                                  Ticker: SITBX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents


Fund Summary                                                               1
Fund Details                                                               4
Shareholder Account Information
(Buying and selling Shares,  Services, Policies and other information)     7


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com

INVESTMENT GOAL: The STAAR Short Term Bond Fund seeks to create income with a concern for safety of principal.

FEES AND EXPENSES OF THE FUND: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                        0.35%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.36%
Acquired Fund Fees & Expenses          0.00%
                                       ----
Total Annual Fund Operating Expenses   1.96%
                                       ====


* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses were 0.11%. Therefore actual total Annual Operating Expenses were 1.82%.


EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $199      $615     $1057      $2285

        Note: Above examples assume maximum expenses. Actual were lower.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78.72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009

2009    1.8%
2008    0.2%
2007    4.4%
2006    3.5%
2005    0.1%
2004   -0.2%
2003    5.9%
2002    8.4%
2001    7.6%
2000    9.4%

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.71% (quarter ending 09/30/01) and the lowest return for a quarter was -3.64% (quarter ending 06/30/04).

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009


                                                                                                      Since
                                                                                Past 5   Past 10    Inception
STAAR SHORT TERM BOND FUND 1                                         One Year    Years    Years    (05/28/97)
----------------------------                                         --------   ------   -------   ----------
Return Before Taxes                                                    1.79%     1.99%   4.06%      4.38%
Return After Taxes on Distributions*                                   1.25%     1.16%   2.47%      2.67%
Return After Taxes on Distributions and Sale of Fund Shares*           1.06%     0.99%   2.13%      2.32%
Barcap 1-3 Year Gov't Index 2 (Reflects no deductions for
   taxes, fees or expenses)                                            1.41%     4.18%   4.65%      4.87%


1 On August 12, 2004 the shareholders approved fundamental changes to the Long Term Bond Fund. It was changed in both name and objective to Short Term Bond Fund. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.


2 The Barcap 1-3 Government Bond Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Bonds will have maturities between 1 and 3 years.


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASING AND SELLING SHARES: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 4


PROSPECTUS

STAAR SHORT TERM BOND FUND (STBF)

GOAL: Income with a concern for safety of principal.


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:


     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS:

     The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

     It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009     1.8%
2008     0.2%
2007     4.4%
2006     3.5%
2005     0.1%
2004    -0.2%
2003     5.9%
2002     8.4%
2001     7.6%
2000     9.4%

The Fund's highest and lowest quarterly returns during this time period were:

Highest:   4.71% (quarter ending 09/30/01)
Lowest:   -3.64% (quarter ending 06/30/04)

Average Annual Total Returns For the periods ended December 31, 2009

                                                                                    1 YEAR  5 YEAR  10 YR  LIFE*
                                                                                    ------  ------  -----  -----
STAAR SHORT TERM BOND FUND (STBF) 1
TOTAL RETURN BEFORE TAXES                                                            1.79%   1.99%  4.06%  4.38%
Return After Taxes on Distributions (based on maximum tax rates)                     1.25%   1.16%  2.47%  2.67%
Return After taxes on Distributions and Sale of Fund Shares                          1.06%   0.99%  2.13%  2.32%
Barcap 1-3 Year Gov't Index 2 (Reflects no deductions for taxes, fees or expenses)   1.41%   4.18%  4.65%  4.87%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**   Since the Fund's public inception on 5/28/97.

1 On August 12, 2004 the shareholders approved fundamental changes to the Long Term Bond Fund. It was changed in both name and objective to Short Term Bond Fund. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.

2 The Barcap 1-3 Government Bond Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Bonds will have maturities between 1 and 3 years.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 5


LINE GRAPH

     The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

STBF Ending Value: $17,168   Barcap 1-3 Government Bond Index: $18,495

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management Fees                        0.35%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.36%
Acquired Fund Fees & Expenses          0.00%
                                       ----
Total Annual Fund Operating Expenses   1.96%
                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.11% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 1.82%.

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78.72% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

YEAR 1   YEAR 3   YEAR 5   YEAR 10
------   ------   ------   -------
 $199     $615     $1057    $2285

INVESTMENT STRATEGIES AND RELATED RISKS

     The Short Term Bond Fund's main objective is to produce income with a concern for safety of principal.

     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

     The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

     Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

     Bonds will normally have a maturity of between three (3) months and five
(5) years when purchased. The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 6


     The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.

     The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies or used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk (Credit Risk) -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.



Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:


            STBF
            ----
2009 Fees   .35%



*    As of January 7, 2008, the fee for the STBF was reduced to .35%


     Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 7


FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


SELECTED PER-SHARE DATA YEAR END DECEMBER 31            2009      2008     2007     2006     2005
--------------------------------------------           ------   -------   ------   ------   ------
Net Asset Value beg. of period                         $ 9.21   $  9.38   $ 9.30   $ 9.21   $ 9.40
                                                       ------   -------   ------   ------   ------
Net investment income                                    0.10      0.17     0.31     0.28     0.24
Net realized and unrealized gains on securities          0.06     (0.15)    0.10     0.04    (0.23)
                                                       ------   -------   ------   ------   ------
Total income from investment operations                  0.16      0.02     0.41     0.32    (0.01)
                                                                                   ------   ------
Dividends from net investment income                    (0.14)    (0.19)   (0.33)   (0.23)   (0.20)
Distributions From capital gains                         0.00      0.00     0.00     0.00     0.00
                                                       ------   -------   ------   ------   ------
Total Distributions                                     (0.14)    (0.19)   (0.33)   (0.23)   (0.20)
Net Asset Value, end of period                         $ 9.23   $  9.21   $ 9.38   $ 9.30   $ 9.21
Total Return (%)*                                         1.8%      0.2%     4.4%     3.5%     0.1%
                                                       ======   =======   ======   ======   ======
Ratios/Supplemental Data
Net Assets at end of period (in $1000's)               $ 3201   $  3690   $ 1358    $1494   $  983
Ratio of Expenses to Average Net Assets (%) **           1.82%     1.58%    1.41%    1.12%    1.02%
Ratio of Net Investment Income to Avg Net Assets (%)     1.11%     1.87%    3.33%    3.04%    2.60%
Portfolio Turnover Rate                                 78.72%   115.00%   41.49%   11.79%   48.02%
Such Ratios are After Effect of Expenses Waived            --        --       --   $ 0.01   $ 0.03

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.



SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

     Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                     Page 8


By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                    Page 9


deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Portfolio Holdings Information

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

     Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                    Page 10


                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

     The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

     The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

     Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

     The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Short Term Bond Fund PROSPECTUS                                    Page 11


BROKERAGE ALLOCATION


The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

           604 McKnight Park Dr., Pittsburgh, PA 15237 * 412-367-9076
             Email: staarbase@aol.com Web Site: www.staarinvest.com

STAAR Smaller Company Fund PROSPECTUS                                     Page 1



                           THE STAAR INVESTMENT TRUST
                         Smaller Company Stock Fund Fund
                                  Ticker: SITSX



                                   PROSPECTUS
                                   May 1, 2010


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                    Contents


Fund Summary                                                                   1
Fund Details                                                                   4
Shareholder Account Information
(Buying and selling Shares,  Services, Policies and other information)         8


FUND SUMMARY
PROSPECTUS DATE: MAY 1, 2010

PHONE: 888-717-8227
E-MAIL: STAARBASE@AOL.COM
Website www.staarfunds.com


INVESTMENT GOAL: The STAAR Smaller Company Fund seeks to create Long Term Growth primarily by investing in small company and smaller mid-size company mutual funds and stocks.


FEES AND EXPENSES OF THE FUND: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                        0.90%
Distribution (12b-1) Fees*             0.25%
Other Expenses                         1.40%
Acquired Fund Fees & Expenses          0.93%
                                       ----
Total Annual Fund Operating Expenses   3.48%
                                       ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Expenses were 0.01%. Therefore actual total Annual Operating Expenses were 3.24%.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $351     $1068     $1807      $3756

        Note: Above examples assume maximum expenses. Actual were lower.

STAAR Smaller Company Fund PROSPECTUS                                     Page 2


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.03% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.


     In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

          A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

PRINCIPAL RISKS: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.

Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


PORTFOLIO HOLDINGS: The holdings may be found in the Annual and Semi-Annual reports found at www.staarfunds.com.

PERFORMANCE: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2009

2009    25.8%
2008   -34.9%
2007    -3.4%
2006    14.2%
2005     5.2%
2004    12.7%
2003    41.2%
2002   -17.4%
2001     0.8%
2000     1.1%

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was -22.67% (quarter ending 12/31/08).

STAAR Smaller Company Fund PROSPECTUS                                     Page 3


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/2009

                                                                                                            Since
                                                                                      Past 5   Past 10    Inception
STAAR SMALLER COMPANY FUND                                                 One Year    Years    Years    (05/28/97)
--------------------------                                                 --------   ------   -------   ----------
Return Before Taxes                                                         25.78%    -1.00%    2.43%       5.41%
Return After Taxes on Distributions*                                        25.78%    -2.50%    1.25%       4.16%
Return After Taxes on Distributions and Sale of Fund Shares*                21.91%    -2.11%    1.08%       3.65%
Russell 2000 Index 1(Reflects no deductions for taxes, fees or expenses)    27.17%     0.51%    3.51%       5.46%

1 The Russell 2000 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Updated performance information can be accessed at www.staarfunds.com.

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASING AND SELLING SHARES: Investors may purchase, exchange or redeem Fund shares at the Fund's net asset value ("NAV") next computed after receipt of the order. You may conduct transactions by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Transactions will only occur on days the New York Stock Exchange ("NYSE") is open. To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the NAV calculated on that day. "Good order" means your purchase request includes the name of the fund, the dollar amount of shares to be purchased, a purchase application or investment stub, and a check payable to "STAAR Investment Trust" and specify which Fund or Funds is/are to receive the deposit and in what amounts. If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in the Fund is $1,000 that may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.

TAX INFORMATION: The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. There may also be administrative fees associated with brokerage trading platforms. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STAAR Smaller Company Fund PROSPECTUS                                     Page 4



PROSPECTUS

STAAR SMALLER COMPANY STOCK FUND (SCSF)

GOAL: Long Term Growth


PRINCIPAL INVESTMENT POLICIES AND PRACTICES:



          The Fund invests primarily in other mutual funds and ETFs (Exchange Traded Funds) that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.


          In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.


     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value. The manager uses a combination of fundamental analysis, technical analysis and trend identification to determine allocation of the fund's investments.


TEMPORARY INVESTMENTS

          The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

          It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

     The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.

2009    25.8%
2008   -34.9%
2007    -3.4%
2006    14.2%
2005     5.2%
2004    12.7%
2003    41.2%
2002   -17.4%
2001     0.8%
2000     1.1%

The Fund's highest and lowest quarterly returns during this time period were:


Highest:    17.56% (quarter ending 06/30/09)
Lowest:    -22.67% (quarter ending 12/31/08)

Average Annual Total Returns
For the periods ended December 31, 2009

                                                                              1 YEAR   5 YEARS   10 YEARS   LIFE*
                                                                              ------   -------   --------   -----
STAAR SMALLER COMPANY STOCK FUND (SCSF)
TOTAL RETURN BEFORE TAXES                                                     25.78%    -1.00%     2.43%    5.41%
Return After Taxes on Distributions (based on maximum tax rates)              25.78%    -2.50%     1.25%    4.16%
Return After taxes on Distributions and Sale of Fund Shares                   21.91%    -2.11%     1.08%    3.65%
Russell 2000 Index(1)  (Reflects no deductions for taxes, fees or expenses)   27.17%     0.51%     3.51%    5.46%

*    Since the Fund's public inception on 5/28/97.

STAAR Smaller Company Fund PROSPECTUS                                     Page 5



1 The Russell 2000 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

LINE GRAPH

     The following line graph shows the growth of $10,000 invested at public inception through 12/31/09.

SCSF Ending Value: $19,515   Russell 2000 Index: $19,324

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/09.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions    NONE
Maximum Deferred Sales Charge (Load)                                                   NONE
Redemption Fee (as a percentage of amount redeemed)                                    NONE

Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management Fees*                    0.90%
Distribution (12b-1) Fees* (1)      0.25%
Other Expenses (2)                  1.40%
Acquired Fund Fees & Expenses (3)   0.93%
                                    ----
Total Annual Operating Expenses     3.48%
                                    ====

* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.01% in 2009. THEREFORE ACTUAL TOTAL OPERATING EXPENSES WERE 3.24%, INCLUDING THE EXPENSES OF THE UNDERLYING "ACQUIRED FUNDS."

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting, transfer agency and other expenses as approved by the Trustees. On June 1, 2008 the trustees entered an agreement with Mutual Shareholder Services, LLC to provide many of these services. The trustees also entered an agreement with STAAR Financial Advisors, Inc. to provide certain compliance and shareholder services at a total of .10% of average net assets annualized. The Trustees review these agreements annually. The expenses were higher in 2009 than normal due to extraordinary accounting and other costs associated with the transition to a new third party fund accounting and shareholder services firm.

(3) This is a "fund of funds". The Acquired Fund Fees & Expense is an average for the period.

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.03% of the average value of its portfolio.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

Year 1   Year 3   Year 5   Year 10
------   ------   ------   -------
 $351     $1068    $1807    $3756

INVESTMENT STRATEGIES AND RELATED RISKS


     The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds and ETFs (Exchange Traded Funds) that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization (size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.



     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds and ETFs (Exchange Traded Funds). The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.


     In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize

STAAR Smaller Company Fund PROSPECTUS                                     Page 6



certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

     In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

     The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

     There are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies or used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.


Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.


Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions cause tax events that are passed through to shareholders.

Stock Market Risks -- Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a Fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.


Changes in Tax Laws - Legislation has been and may be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.


Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.


MANAGEMENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He was also a registered securities representative from 1983 through the end of 2007. His broker-dealer affiliation from 1/1/07 through 12/31/07 was with WRP Investments, Inc. Mr. Weisbrod withdrew from the registered representative business as of 12/31/2007 and no longer engages in the activities of a registered representative of a broker-dealer. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services. A discussion of the factors the Funds' Independent Trustees considered in approving the Advisory contract are set forth in the Funds Annual and Semi-Annual reports to Shareholders and in the Statement of Additional Information.

     As provided in the Advisory and Mutual Fund Services Agreements, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.


     The Fund paid the following management fees to the Advisor in 2009 as a percentage of average net assets:

            SCSF
            ----
2009 Fees   .90%

     Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders as well as the Statement of Additional Information (SAI). These may be obtained from Shareholder Services.

STAAR Smaller Company Fund PROSPECTUS                                     Page 7


FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                        2009     2008     2007     2006     2005
                                                       ------   ------   ------   ------   ------
Net asset value beg. of period                         $ 7.41   $11.38   $13.87   $14.85   $15.43
                                                       ------   ------   ------   ------   ------
Net investment income                                   (0.13)   (0.11)   (0.14)   (0.17)   (0.23)
Net realized and unrealized gains on securities          2.04    (3.86)   (0.33)    2.26     1.04
                                                       ------   ------   ------   ------   ------
Total income from investment operations                  1.91    (3.97)   (0.47)    2.09     0.81
                                                       ------   ------   ------   ------   ------
Dividends from net investment income                     0.00     0.00     0.00     0.00     0.00
Distributions from capital gains                        (0.00)   (0.00)   (2.02)   (3.07)   (1.39)
                                                       ------   ------   ------   ------   ------
Total Distributions                                     (0.00)   (0.00)   (2.02)   (3.07)   (1.39)
                                                       ------   ------   ------   ------   ------
Net asset value, end of period                         $ 9.32   $ 7.41   $11.38   $13.87   $14.85
Total return (%)*                                        25.8%   (34.9%)   (3.4%)   14.2%     5.2%
                                                       ======   ======   ======   ======   ======
   Ratios/Supplemental Data
Net assets at end of period (in $1000's)               $ 2824   $ 2188   $ 4041   $ 4850   $5,026
Ratio of expenses to average net assets (%) **           2.31%    1.96%    1.92%    1.83%    1.96%
Ratio of net investment income to avg net assets (%)    (1.68%)  (1.17%)  (0.98%)  (1.06%)  (1.50%)
Portfolio turnover rate                                 14.03%   16.27%   40.26%   37.46%   23.04%
Such Ratios are After Effect of Expenses Waived            --       --       --       --       --

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences and/or compounding of multiple distributions.

** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

Fund History


     The Fund is one of six Trust Funds instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.


Fund of Funds

     The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 3 under Fees and Expenses) Information regarding any underlying funds that the Funds might hold can be found in the fund's annual and semi-annual reports as well as the Statement of Additional Information (SAI) as filed with the Securities and Exchange Commission.


SHAREHOLDER ACCOUNT INFORMATION


HOW FUND SHARES ARE PRICED

     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

     Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the

STAAR Smaller Company Fund PROSPECTUS                                     Page 8


Fund's investments.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions

STAAR Smaller Company Fund PROSPECTUS                                    Page 9


with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.

     You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

     If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

     REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the distribution if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading and/or assess a redemption fee on such accounts of up to 1% of the dollar amounts redeemed. Where an account or group of accounts under one person's or entity's control request redemptions of shares exceeding $200,000 from any single Fund, the Fund may require that such redemptions be spread out over as many as three business days.

     INVESTOR SERVICES

DISTRIBUTION OPTIONS

     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

     Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

     Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

     Dividends and capital gain distributions in cash.

Automatic Exchanges

     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

     For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

     An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Portfolio Holdings Information

STAAR Smaller Company Fund PROSPECTUS                                    Page 10



          A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed on Form N-Q. The Annual and Semi-Annual Reports are available by contacting STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or by writing STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

          Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

          Each Fund's schedule of portfolio holdings are filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services by calling 1-888-717-8227 (1-888-71STAAR) or writing STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

                                    POLICIES:

Fees for Special Services

     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

Distribution Arrangements

     The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

     Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

Tools to Combat Frequent Transactions

     The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.

     The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

STAAR Smaller Company Fund PROSPECTUS                                    Page 11



     Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

     The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

     The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

BROKERAGE ALLOCATION


     The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2009 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 1


Item 14 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                           THE STAAR INVESTMENT TRUST

                             General Bond Fund (GBF)
                           Short Term Bond Fund (STBF)
                        Larger Company Stock Fund (LCSF)
                        Smaller Company Stock Fund (SCSF
                            International Fund (INTF)
                                AltCat Fund (ACF)

                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076

     This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2007, as supplemented from time to time.

     This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33 ASSET, P.I.N. 3370.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

                                Date: May 1, 2010

     TABLE OF CONTENTS

                                                                            Page
                                                                            ----
                                   PART B:
General Information And History                                                1
Description of the Funds and Their Investments and Risks                       1
Management of the Funds                                                        3
Control Persons and Principal Holders of Securities                            6
Investment Advisory and Other Services                                         6
Brokerage Allocation and Other Practices                                       7
Purchase, Redemption and Pricing of Securities Being Offered                   8
Taxation of the Funds                                                          8
Calculation of Performance Data                                                9
Financial Statements                                                          10
                                   PART C
Other Information                                                             39

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 2


Item 15 - HISTORY

     The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 16 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

     The Funds are:

                    General Bond Fund (GBF)
                    Short Term Bond Fund (STBF)
                    Larger Company Stock Fund (LCSF)
                    Smaller Company Stock Fund (SCSF
                    International Fund (INTF)
                    AltCat Fund (ACF)

          Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

          (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

          (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

          (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust's Funds does not exceed 5% of net asset values. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

          (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

          (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

          (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 3


          interest of the shareholders the Trustee may delay such sale until a more favorable time.

          The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

          (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

          (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

Item 16 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS (Continued)

          (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

          The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager's activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

          (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

          (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

          The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:

          1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

          2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

          3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 17 - MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

          The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act. The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund. The Fund does not have a lead independent director. Any Board member may propose items to be included on the Board's agenda. The Board meets four times per year in regularly scheduled quarterly meetings. In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least once per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function. The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

          The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund's characteristics and circumstances including the Fund's net assets, distribution arrangements, and the services provided by the Fund's service providers. The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

          The Fund's Board of Trustees oversees the Fund's business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board. The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 4


have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

          The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund. We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund's shareholders are entitled.

BOARD MEMBERS

                                        TERM OF OFFICE
                                        AND LENGTH OF      POSITION HELD WITH
NAME & ADDRESS                           TIME SERVED          REGISTRANT          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------                         ---------------   ---------------------   ---------------------------------------------
J. Andre Weisbrod,                     Indeterminate /   Trustee, Chairman,      President, STAAR Financial Advisors, inc.,
2669 Hunters Point Dr. Wexford, PA     14 Years          Interested Director     (Investment Adviser to the Trust)
15090, Age 60

Jeffrey A. Dewhirst,                   Indeterminate /   Trustee, Secretary,     Investment Banker, Principal, Dewhirst
453 Washington Street. Leetsdale, PA   14 Years          Independent Director    Capital Corporation
15056, Age 61

Thomas J. Smith,                       Indeterminate /   Trustee,                Advertising/marketing Consultant
736 Beaver St., Sewickley, PA 15141,   10 Years          Independent Director
Age 71

Richard Levkoy,                        Indeterminate /   Trustee, Independent    Accountant
1122 Church St., Ambridge, PA 15003,   9 Years           Director, Chairman of
Age 57                                            Audit Committee

ADDITIONAL BIOGRAPHICAL INFORMATION

J. Andre Weisbrod:

          Education: BFA, Ohio University, 1970. Young Life Institute/Fuller Seminary 1971-75. Chatered Financial Consultant, The American College, 1986.

          Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 - present; Founder, Chaireman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

          Other: Board Member, Entrepreneurial Thursdays, 2005-present; Living Bridge Church Worship Team, 2009-present; St. Stephen's Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

          Education: Denison University. Bachelor of Arts

          Employment History: 2004-Present - Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ; 1964-78 --Account Management Executive, Tatham-Laird & Kudner; 1960-1964 -- Officer, U.S. Navy; 1958-1960 -- Account Executive, Radio Station WCGO

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 5


          Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen's Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

          Education: 1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude Employment History: 2006 - Present Accounting Consultant - CJL Engineering Moon Twp., PA; 2001 - Present St. Stephen's Episcopal Church Sewickley, PA , Director of Finance; 2000 - 2006 Children's Growth Fund Investment Partnership, Managing Partner; 1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant - Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA, Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner Other:
          2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

          Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973. Employment History: 2007 - Present President, Dewhirst Capital Corporation. Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 - 2007 Managing Director, Dewhirst Warrick LLC. Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 - 2002 President, Dewhirst Capital Corporation. Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies. Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 - 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 - 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse. Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies. Became part of the firm's national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 - 1988 Mellon Bank, N.A. Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

     Each Trustee was compensated as follows in 2009.

          $ 500 Quarterly for Board Meetings and other service connected with the Board.

          $ 100 Quarterly for serving as Chairman, Officer or on a committee.

          Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

          The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 12/31/2009:

          Mr. J. Andre Weisbrod & Family :

Fund   % Owned
----   -------
GBF      1.34%
STBF     0.57%
LCSF     5.29%
SCSF     5.51%
INTF     6.46%
ACF     10.12%

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 6


     Mr. Weisbrod is the only non-independent director.

Committees

          Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

          The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds. The committee met three times in 2009 to engage in these oversight activities.

Item 18 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          There are no Control Persons or Principal Holders to report.

Item 19 - INVESTMENT ADVISORY AND OTHER SERVICES

          The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust.

          Fees to be paid to the Adviser by terms of the Advisory Agreement are as follows:

       Monthly Rate*   Annualized*   2007 Amount Paid   2008 Amount Paid   2009 Amount Paid
       -------------   -----------   ----------------   ----------------   ----------------
GBF        .0292%          .35%           16,114             14,119              8,485
STBF       .0292%          .35%            5,526              6,201             12,083
LCSF       .0750%          .90%           40,607             32,107             23,624
SCSF       .0750%          .90%           41,904             27,356             21,624
INTF       .0750%          .90%           49,932             32,991             23,025
ACF        .0750%          .90%           30,747             27,990             23,287

* These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

          Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

       2007 Amount Paid   2008 Amount Paid   2009 Amount Paid
       ----------------   ----------------   ----------------
GBF         12,250             15,761             11,255
STBF         5,251              7,827             15,860
LCSF        17,150             14,034             12,177
SCSF        17,714             11,955             11,111
INTF        21,093             14,213             11,809
ACF         12,994             12,281             11,866

          These are maximum fees and are accrued daily and paid at the closing of the last business day of the month. In 2007 the Adviser was compensated at the rate of .38% annually. As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC. At that time the Adviser's compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

          Mr. J. Andre Weisbrod serves as portfolio manager for each of the six series Funds. Mr. Weisbrod also manages discretionary accounts for private clients and advises other clients on a non-discretionary basis. Total assets under discretionary management arrangements at the end of 2009 were $12.79 million among twenty-four individual clients. Non-discretionary account assets advised were estimated at over $10 million. These activities may require decisions and/or advice to change allocations of an individual's account among any STAAR Funds holdings such account may have. Mr. Weisbrod owned between $30,000 and $38,000 of STAAR Funds shares during 2009.

          Other Investment Advice. There is no other Investment Advice to report.

TRANSFER AND DIVIDEND-PAYING AGENT

     Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 7


CUSTODIAN

     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Carson & Co., LLC, 201 Village Commons, Sewickley, PA 15143

Item 20 - Portfolio Managers

          J. Andre Weisbrod is portfolio manager for all six Funds.

Item 21 - BROKERAGE ALLOCATION AND OTHER PRACTICES

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

          The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

                                                                                          % of Comm
Fund                 Broker-Dealer                 2005    2006    2007    2008   2009   Pd in 2009
----   ----------------------------------------   -----   -----   -----   -----   ----   ----------
GBF    Scottrade                                      0       0       0       0    221       11%
STBF   Scottrade                                      0       0       0       0    365       18%
LCSF   Scottrade                                      0       0       0       0    284       14%
SCSF   Scottrade                                      0       0       0       0    475       23%
INTF   Scottrade                                      0       0       0       0    355       17%
ACF    Scottrade                                      0       0       0       0    369       18%
GBF    WRP Investments, Inc.                          0       0       0     491      0        0%
STBF   WRP Investments                                0       0       0     157      0        0%
LCSF   WRP Investments                                0       0   1,692     622      0        0%
SCSF   WRP Investments                                0       0   1,541     291      0        0%
INTF   WRP Investments                                0       0   1,683     639      0        0%
ACF    WRP Investments                                0       0   2,328   1,306      0        0%
GBF    Sterne Agee & Leeach                           0       0   1,282     N/A    N/A        0%
STBF   Sterne Agee & Leeach                           0       0     643     N/A    N/A        0%
GBF    Olde Economie Financial Consultants, Ltd     289   2,000       0       0      0        0%
STBF   Olde Economie Financial Consultants, Ltd     273     350       0       0      0        0%
LCSF   Olde Economie Financial Consultants, Ltd   8,757   6,090       0       0      0        0%

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 8


SCSF   Olde Economie Financial Consultants, Ltd   9,488   7,372       0       0      0        0%
INTF   Olde Economie Financial Consultants, Ltd   7,581   9,747       0       0      0        0%
ACF    Olde Economie Financial Consultants, Ltd   5,267   9,340       0       0      0        0%

NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. Broker-dealers may receive 12b-1 "trailer" fees from certain underlying funds purchased through them. 12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

     12b-1 Plan

     Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

     Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

     In 2009 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares. Total amounts were paid as follows:

      Purpose or Payee          GBF        STBF       LCSF      SCSF      INTF      ACF
      ----------------        -------   ---------   -------   -------   -------   -------
WRP Investments, Inc.         $546.94   $3,780.03   $148.87   $154.70   $195.08   $204.68
Dautrich Seiler Fin. Srvcs.   $    --   $   56.60   $ 43.46   $ 45.89   $ 87.20   $ 56.38
Trustmont Financial Company   $ 71.06   $   67.09   $ 36.19   $ 22.68   $ 39.17   $ 12.12
Advertising                   $     0   $       0   $     0   $     0   $     0   $     0

*    Actual cash paid.

Item 22 - CAPITAL STOCK AND OTHER SECURITIES

     There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 23 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

          Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 - TAX ATION OF THE FUNDS

          The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 - UNDERWRITERS

     There are no underwriters of the Funds.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION                Page 9


Item 26 - CALCULATION OF PERFORMANCE DATA

          Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                P(1 + T)n = ERV

                    where:

                         P = a hypothetical initial payment of $10,000

                         T = average annual total return

                         n = number of years

                         ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

                         Dividends and capital gains are assumed to be reinvested.

                              Total Return Performance Since May 28, 1998 Public Inception

                               GBF       STBF      LCSF      SCSF      INTF      ACF
                             -------   -------   -------   -------   -------   -------
Payment                      $10,000   $10,000   $10,000   $10,000   $10,000   $10,000
Av. Annualized Tot Ret          4.26%     4.38%     2.09%     5.41%     3.78%     3.88%
Years: 5/28/97 to 12/31/09     12.59     12.59     12.59     12.59     12.59     12.59
Ending Value                 $16,906   $17,167   $12,972   $19,412   $15,957   $16,142

Where Yield is calculated, the following formula is used:

                      YIELD = 2*[(((a-b)/cd) + 1)/\6 - 1]

                    where:

                         a = dividends and interest earned during the period.

                         B = expenses accrued for the period (net of reimbursements).

                         C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                         D = the maximum offering price per share on the last day of the period.

          Yield Calculation 30 Days Ended 12/31/2009

                                      GBF        STBF        LCSF       SCSF        INTF        ACF
                                   --------   ---------   ---------   --------   ---------   ---------
Investment Income                  6,697.27    3,223.55   10,150.65   7,497.39   26,408.62   16,108.82
   Expenses                        3,465.77    5,310.48    5,297.33   5,439.98    5,914.43    5,703.68
Net Investment Income              3,231.50   (2,086.93)   4,853.32   2,057.41   20,494.19   10,405.14
Avg. Shrs. Outstanding              222,474     346,798     277,836    303,074     264,863     253,038
   Max Offer price end of Period       9.86        9.23       10.52       9.32       11.44       11.50
      SEC 30 Day Yield                 1.79%       0.00%       2.02%      0.89%       8.23%       4.35%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30-day yields may overstate the annualized yields.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 10


Item 27 - FINANCIAL STATEMENTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended . These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Carson & Co, LLC

Carson & Co, LLC
Sewickley, Pennsylvania
February 26, 2010

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 11


                             STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES 12/31/2009

                                       GBF         STBF         LCSF         SCSF         INTF          ACF
                                   ----------   ----------   ----------   ----------   ----------   ----------
Assets:
   Investments in Securities,
      at Value (Cost $2,133,932;
      $3,162,973; $2,849,381;
      $2,943,897; $2,453,355;
      $2,616,488, respectively)    $2,176,769   $3,184,827   $2,924,795   $2,826,658   $3,033,396   $2,910,489
   Cash                                    --           --           --           --           --           --
   Receivables:
      Prepaid Expenses                    891        1,252          870          798          854          846
      Dividends and Interest           18,810       19,725          164          312          110        2,326
                                   ----------   ----------   ----------   ----------   ----------   ----------
               Total Assets         2,196,470    3,205,804    2,925,829    2,827,768    3,034,360    2,913,661
                                   ----------   ----------   ----------   ----------   ----------   ----------
Liabilities:
   Payables:
      Accrued Management
         Fees to Affiliate                274          400          939          903          964          932
         Other Accrued
            Expenses                    3,069        4,330        3,093        2,935        3,271        3,186
            Dividends Payable              --           --           --           --           --           --
            Securities Purchased           --           --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------   ----------
               Total Liabilities        3,343        4,730        4,032        3,838        4,235        4,118
                                   ----------   ----------   ----------   ----------   ----------   ----------
Net Assets                         $2,193,127   $3,201,074   $2,921,797   $2,823,930   $3,030,125   $2,909,543
                                   ==========   ==========   ==========   ==========   ==========   ==========
Net Assets Consist of:
   Paid In Capital                 $2,347,170   $3,210,028   $3,236,297   $3,689,372   $2,565,600   $2,859,799
   Accumulated
      Undistributed Net
         Investment Income
         (Loss) on Investments            126       (9,400)    (219,978)    (333,032)     (89,780)     (91,304)
   Accumulated
      Undistributed Realized
         Loss on Investments         (197,006)     (21,408)    (169,936)    (415,171)     (25,736)    (152,953)
   Unrealized
      Appreciation/
         (Depreciation) in Value
         of Investments                42,837       21,854       75,414     (117,239)     580,041      294,001
                                   ----------   ----------   ----------   ----------   ----------   ----------
Net Assets (for 222,474;
   346,798; 277,836;
   303,074; 264,863;
   253,038, shares
   outstanding respectively)       $2,193,127   $3,201,074   $2,921,797   $2,823,930   $3,030,125   $2,909,543
                                   ==========   ==========   ==========   ==========   ==========   ==========
Net Asset Value and
   Offering Price Per Share        $     9.86   $     9.23   $    10.52   $     9.32   $    11.44   $    11.50
                                   ==========   ==========   ==========   ==========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 12


GENERAL BOND FUND - Portfolio Valuation Date 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
SHORT TERM CORPORATE - 20.98%
 50,000   Bank of America Corp., 4.375%, 12/1/10                      $   51,618
100,000   Clorox Co., 4.20%, 1/15/10**                                   100,091
100,000   General Electric, 4.25%, 9/13/10                               102,814
100,000   IB-Capital One, 5.70%, 9/15/11                                 105,037
100,000   Simon Property Group L.P., 4.875%, 3/18/10                     100,661
                                                                      ----------
                                                                         460,221
INTERMEDIATE CORPORATE - 30.09%
 50,000   E.I. Du Pont De Nemour, 5.00%, 7/15/13                          53,862
100,000   IB-Alcoa, Inc., 5.375%, 1/15/13                                104,290
100,000   IB-Home Depot, Inc., 5.25%, 12/16/13                           107,056
200,000   IB-United Health Group, 4.75%, 2/10/14                         204,923
 50,000   Philip Morris International, 4.875%, 5/16/13                    52,783
100,000   IB-Merrill Lynch, 6.05%, 5/16/16                               100,900
  2,500   Pimco Corporate Opportunity Fund                                36,000
                                                                      ----------
                                                                         659,814
SHORT TERM US GOV'T/GOV'T AGENCY - 6.82%
 43,000  IB-Fed National MTG ASSN, 4.375%, 6/21/10                        43,806
100,000  IB-Fed HM LN MTG CP, 4.375%, 11/9/11                            105,772
                                                                      ----------
                                                                         149,578
LONG TERM US GOV'T/GOV'T AGENCY - 2.23%
 50,000   Freddie Mac, 4.00%, 3/15/21                                     48,839

INTERMEDIATE US GOV'T/GOV'T AGENCY - 26.00%
200,000   Federal Home Loan Bank, 1.75%, 12/17/14                        197,188
200,000   Federal Home Loan Mortgage, 1.50%, 5/15/13                     200,521
100,000   Federal Home Loan Mortgage, 2.00%, 5/15/14                      99,845
    700   Ishares Barclays TIPS Bond                                      72,730
                                                                      ----------
                                                                         570,284
                                                                      ----------
TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,845,899) - 86.12%        1,888,736
                                                                      ----------
SHORT TERM INVESTMENTS - 13.13%
          Short-term Investment Company Prime
288,033   Portfolio 0.14% * (Cost $288,033)                              288,033
                                                                      ----------
TOTAL INVESTMENTS (Cost $2,133,932) - 99.25%                           2,176,769
OTHER ASSETS LESS LIABILITIES - 0.75%                                     16,358
                                                                      ----------
NET ASSETS - 100.00%                                                  $2,193,127
                                                                      ==========

All securities held by the Fund were income producing during the period.


* Variable Rate Security; the coupon rate represents the yield at December 31, 2009.



**   Callable bond in the year 2009.


BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)

Cash & Equivalents           32%
Corporate                    33%
ETF Bond Funds, not reated    5%
US Treasury & Gov Agency     30%

BREAKDOWN BY GENERAL RATING (S&P) (Unaudited)

AAA Rated                    37%
AA rated                      5%
A Rated                      30%
BBB Rated                    22%
ETF Bond Funds/Non-Rated      6%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 13


Short Term Bond Fund - Portfolio Valuation Date 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
INTERMEDIATE US GOV'T/GOV'T AGENCY - 12.32%
400,000  Federal Home Loan Bank, 1.75%, 12/17/14                      $  394,375
SHORT TERM CORPORATE - 34.24%
140,000   American Express Travel, 5.25%, 11/21/2011                     146,814
100,000   CBS Corp., 6.625%, 5/15/11                                     104,796
300,000   Clorox Co., 4.20%, 1/15/2010**                                 300,273
 75,000   General Electric, 4.25%, 9/13/10                                77,110
 50,000   IB-Capital One, 5.70%, 9/15/11                                  52,519
100,000   IB-Merrill Lynch, 5.77%, 7/25/11                               105,714
100,000   Morgan Stanley, 4.00%, 1/15/10                                 100,073
100,000   PNC Funding Corp., 4.50%, 3/10/10                              100,656
 55,000   Transamerican Financial Corp. CP, 0.00%, 3/1/10                 54,739
 50,000   Xerox Corp., 6.875%, 8/15/11                                    53,428
                                                                      ----------
                                                                       1,096,122
SHORT TERM US GOV'T/GOV'T AGENCY - 23.99%
100,000   Federal National Mortgage Association, 2.00%, 1/30/12          101,313
100,000   Federal Home Loan Bank, 1.30%, 9/15/11                         100,031
200,000   Federal National Mortgage Association, 1.625%, 11/25/11        200,187
100,000   Federal Home Loan Mortgage, 1.625%, 8/11/11                    100,256
100,000   Federal National Mortgage Association, 2.00%, 1/9/12           101,468
 15,000   IB-Fed HM LN BK, 3.66%, 9/30/10                                 15,338
  1,800   Ishares Barclays 1-3 Year Treasury Bond Fund                   149,328
                                                                      ----------
                                                                         767,921
TOTAL FOR BONDS (Cost $2,236,564) - 70.55%                             2,258,418
                                                                      ----------
SHORT TERM INVESTMENTS - 28.94%
926,409   Federated Prime Obligations Fund 0.14% * (Cost $926,409)       926,409
                                                                      ----------
TOTAL INVESTMENTS (Cost $3,162,973) - 99.49%                           3,184,827
OTHER ASSETS LESS LIABILITIES - 0.51%                                     16,247
                                                                      ----------
NET ASSETS - 100.00%                                                  $3,201,074
                                                                      ==========

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009. All securities held by the Fund were income producing during the period.


**   Callable bond in the year 2009.


BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)

Cash & Equivalents           49%
US Treasury & Gov Agency     36%
Corporate                    15%

BREAKDOWN BY GENERAL RATING (S&P) (Unaudited)

AAA Rated                    44%
AA rated                      3%
A Rated                      14%
BBB Rated                    32%
B Rated                       0%
ETF Bond Funds/Non-Rated      7%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 14


Larger Company Stock Fund - Portfolio Valuation Date 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
ALTERNATIVE CATEGORIES - 0.57%
    200   Prudhoe Bay Royalty Trust                                   $   16,560
LARGER COMPANY STOCKS - 74.08%
 10,759   American Fundamental Investors Fund Class-F-1                  352,023
  7,793   American Washington Mutual Investors Fund Class-F-1            191,560
    300   Anadarko Petroleum Corp.                                        18,726
  6,872   Brandywine Blue                                                148,376
    440   Calamos Growth Fund Class-A *                                   19,561
  1,651   Dodge & Cox Stock Fund                                         158,762
    600   EMC Corp. *                                                     10,482
    100   Flowserv Corp.                                                   9,453
 12,575   Franklin Rising Dividends Fund Class-A *                       350,961
 12,652   Heartland Select Value *                                       315,156
    200   IBM Corp.                                                       26,180
    500   Internet HOLDR's ADR                                            29,120
    200   I-Shares DJ US Healthcare Sector Index                          12,764
    600   I-Shares DJ US Medical Devices Index                            31,787
    200   I-Shares Russell Midcap Growth Index Fund                        9,068
    700   I-Shares S&P 500 Index                                          78,267
    300   I-Shares GSSI Natural Resources Index Fund                      10,293
    300   ITT Corp.                                                       14,922
    200   Kellogg Co.                                                     10,640
  4,826   Mairs & Power Growth                                           304,623
    300   McDermott International Panama *                                 7,203
  2,239   Tocqueville Fund *                                              44,610
    100   Walgreen Corp.                                                   3,672
    100   Waters Corp. *                                                   6,196
                                                                      ----------
                                                                       2,164,405
TOTAL FOR SECURITIES (Cost $2,105,551) - 74.65%                        2,180,965
                                                                      ----------
SHORT TERM INVESTMENTS - 25.45%
743,830   Federated Prime Obligations Fund 0.14% ** (Cost $743,830)      743,830
                                                                      ----------
TOTAL INVESTMENTS (Cost $2,849,381) - 100.10%                          2,924,795
OTHER ASSETS LESS LIABILITIES - (0.10)%                                   (2,998)
                                                                      ----------
NET ASSETS - 100.00%                                                  $2,921,797
                                                                      ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

ADR  - American Depository Receipt

BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        27%
Domestic Stock            67%
Foreign Stock              6%

BREAKDOWN BY MANAGEMENT STYLE (Unaudited)
(Does not include estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        25%
Larger Company Stocks      4%
Large Cap Blend           27%
Large Cap Growth          19%
Large Cap Value           12%
Larger Mid-Cap Growth      1%
Larger Mid-Cap Blend      11%
Larger Hedge               0%
Smaller Mid-Cap Growth     1%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 15


Smaller Company Stock Fund - Portfolio Valuation Date 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
SMALLER COMPANY STOCKS - 77.00%
    700   Big Lots, Inc. *                                            $   20,286
 10,138   Columbia Acorn Fund Class-Z *                                  250,214
    300   Corporate Executive Board Co.                                    6,846
 11,613   Franklin Microcap Value Fund *                                 314,006
    200   ICU Medical, Inc. *                                              7,288
    200   Ishares Russell 2000 Index Fund                                 12,488
  2,000   Ishares Russell 2000 Value Index Fund                          116,080
  8,387   Keeley Smallcap Value Fund Class-A *                           166,224
    500   Nalco Holding Co.                                               12,755
    200   NVE Corp. *                                                      8,256
    100   Papa Johns International, Inc. *                                 2,336
    200   Powell Industries, Inc. *                                        6,306
  1,000   Powershares Lux Nanotech                                        10,490
  1,000   Powershares Wilderhill Clean Energy *                           11,000
    100   Quality Systems, Inc.                                            6,280
 19,678   Royce Microcap Investment Fund *                               269,988
 26,016   Royce Opportunity Fund *                                       234,928
  8,826   Satuit Capital Microcap Fund Class-A *                         217,814
    200   Shaw Group, Inc. *                                               5,750
    100   Terra Nitrogen Co., L.P.                                        10,408
  1,600   Textainer Group Holding Ltd.                                    27,040
 15,083   The Aberdeen Small Cap Fund Class A *                          181,292
    300   United Guardian, Inc.                                            3,444
    100   Walter Energy, Inc.                                              7,531
 80,802   Wasatch Smallcap Value Fund *                                  234,325
    300   Web MD Health Corp. *                                           11,547
    500   Wisdom Tree Smallcap Dividend                                   19,400
                                                                      ----------
                                                                       2,174,322
TOTAL FOR SECURITIES (Cost $2,291,561) - 77.00%                        2,174,322
                                                                      ----------
SHORT TERM INVESTMENTS - 23.10%
652,336   Federated Prime Obligations Fund 0.14% ** (Cost $652,336)      652,336
                                                                      ----------
TOTAL INVESTMENTS (Cost $2,943,897) - 100.10%                          2,826,658
OTHER ASSETS LESS LIABILITIES - (0.10)%                                   (2,728)
                                                                      ----------
NET ASSETS - 100.00%                                                  $2,823,930
                                                                      ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2009

BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        27%
Domestic Stock            65%
Foreign Stock              6%
Other                      2%

BREAKDOWN BY MANAGEMENT STYLE (Unaudited)
(Does not include estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        23%
Smaller Company Stocks     5%
Small Cap Blend           15%
Small Cap Growth          15%
Small Cap Value            5%
Smaller Mid-Cap Growth     9%
Micro-Cap Blend            0%
Micro-Cap Growth          17%
Micro-Cap Value           11%
Hedge                      0%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 16


International Fund - Portfolio Valuation Date 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
INTERNATIONAL - 67.61%
 13,668   Aberdeen International Equity Institutional Fund            $  169,892
    200   Accenture Plc.                                                   8,300
 10,548   American Europacific Growth Fund Class-F-1 *                   402,414
    200   American Movil S.A.B. ADR                                        9,396
    100   Diageo Plc. ADR                                                  6,941
  7,777   Harbor International Institutional Fund *                      426,718
  1,000   I-Shares MSCI Australia Index Fund                              22,840
    500   I-Shares MSCI Austria Index Fund                                 9,780
  1,800   I-Shares MSCI Belgium Index Fund                                22,968
  1,500   I-Shares MSCI EAFE Index Fund                                   82,920
  1,000   I-Shares MSCI Japan Index Fund                                   9,740
  1,500   I-Shares MSCI Taiwan Index Fund *                               19,455
    550   I-Shares MSCI S&P Latin America 40 Index Fund                   26,285
  4,301   Marsico International Opportunities Fund *                      51,530
 10,118   Putnam International Capital Opportunities Fund Class-A *      306,665
 11,318   Saturna Sextant International Institutional Fund *             161,614
  1,000   Siliconware Precision Industries Co.                             7,010
 46,451   Franklin Templeton Foreign Fund Class A *                      304,257
                                                                      ----------
                                                                       2,048,725
DEVELOPING MARKETS - 12.76%
    300   Builders Emerging Markets 50 ADR Index                          13,239
    551   Eaton Vance Greater India Fund Class-A *                        12,874
    500   First Trust ISE Chindia Index                                   10,670
 14,036   Franklin Templeton Developing Markets Fund Class A *           309,353
    200   I-Shares MSCI Brazil Index Fund                                 14,922
  1,000   I-Shares MSCI Malaysia Index Fund                               10,620
    200   SPDR S&P Emerging Asia Pacific Fund                             14,836
                                                                      ----------
                                                                         386,514
TOTAL FOR SECURITIES (Cost $1,855,198) - 80.37%                        2,435,239
                                                                      ----------
SHORT TERM INVESTMENTS - 19.74%
598,157   Federated Prime Obligations Fund 0.14% * (Cost $598,157)       598,157
                                                                      ----------
TOTAL INVESTMENTS (Cost $2,453,355) - 100.11%                          3,033,396
OTHER ASSETS LESS LIABILITIES - (0.11)%                                   (3,271)
                                                                      ----------
NET ASSETS - 100.00%                                                  $3,030,125
                                                                      ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2009

BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        24%
Domestic Stock             1%
Foreign Emerging Mkts     13%
Foreign Stock             61%
Other                      1%

BREAKDOWN BY MANAGEMENT STYLE (Unaudited)
(Does not include cash positions of mutual funds owned by the Fund.)

Cash & Equivalents        20%
Larger Company Stocks      1%
Large Cap Blend           36%
Large Cap Growth          20%
Large Cap Value           13%
Mid Cap Blend             10%
Mid Cap Value              0%
Hedge                      0%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 17


ALTCAT FUND - Portfolio Valuation 12/31/2009

 SHARES                                                                  VALUE
-------                                                               ----------
ALTERNATIVE CATEGORIES - 17.88%
    200   DJ Wilshire REIT Exchange Traded Fund                       $    9,842
  1,500   First Trust-ISE Revere Natural Gas                              26,385
  5,841   Franklin Natural Resources Fund Class-A *                      181,290
 11,609   Live Oak Health Sciences Fund *                                140,240
    400   Powershares DB Agriculture Fund *                               10,576
    200   Prudhoe Bay Royalty Trust                                       16,560
  1,125   Vanguard Health Care Fund                                      135,268
                                                                      ----------
                                                                         520,161
DEVELOPING - 2.03%
    118   Eaton Vance Greater India Fund Class-A *                         2,746
    900   First Trust ISE Chindia Index                                   19,206
    500   SPDR S&P Emerging Asia Pacific Fund                             37,090
                                                                      ----------
                                                                          59,042
GLOBAL - 10.03%
  1,179   American Smallcap World Fund Class-F-1 *                        36,855
  7,815   Franklin Global Mutual Discovery Fund Class-A                  208,805
    500   I-Shares S&P Global Infrastructure Fund                         17,040
    800   Market Vectors-Nuclear Energy ETF                               18,128
    600   Powershares Global Water Portfolio                              10,896
                                                                      ----------
                                                                         291,724
INTERNATIONAL - 8.62%
    200   Accenture Plc.                                                   8,300
    200   American Movil S.A.B. ADR                                        9,396
    200   Diageo Plc. ADR                                                 13,882
  1,500   I-Shares MSCI Australia Index Fund                              34,260
    350   I-Shares MSCI EAFE Index Fund                                   19,348
  1,000   I-Shares MSCI Japan Index Fund                                   9,740
    200   I-Shares MSCI Spain Index Fund                                   9,608
    250   I-Shares S&P Latin America 40 Index Fund Class-F                11,948
  3,849   Ivy Pacific Opportunities Fund Class-A *                        57,350
  3,730   Matthews Asian Growth & Income Fund                             58,825
  1,200   Siliconware Precision Industries Co.                             8,412
    600   WisdomTree International Financial Sector Fund                   9,600
                                                                      ----------
                                                                         250,669
LARGER COMPANY STOCKS - 17.26%
    300   Anadarko Petroleum Corp.                                        18,726
    600   EMC Corp. *                                                     10,482
    100   Flowserv Corp.                                                   9,453
    800   Internet HOLDR's                                                46,592
    300   I-Shares DJ US Basic Materials Sector Fund                      17,973
    400   I-Shares DJ US Health Care Sector Index Fund                    25,528
  1,200   I-Shares DJ US Medical Devices Index Fund                       63,575
    200   I-Shares Russell Midcap Growth Index Fund                        9,068
    200   McDermott International Panama *                                 4,802
  1,586   Muhlenkamp Fund *                                               80,371
  5,898   Neuberger Berman Focus Fund Class-Advisor *                     52,317
    900   Powershares Cleantech Portfolio                                 22,086
  2,183   Vanguard Energy Fund                                           131,219
    100   Walgreen Corp.                                                   3,672
    100   Waters Corp. *                                                   6,196
                                                                      ----------
                                                                         502,060

Continued next page

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 18

  SHARES                                                                 VALUE
---------                                                             ----------
LONG TERM CORPORATE - 1.48%
    3,000   Pimco Corporate Opportunity Fund                              43,200
                                                                      ----------
SMALLER COMPANY STOCKS - 5.45%
      300   Corporate Executive Board Co.                                  6,846
      400   ICU Medical, Inc. *                                           14,576
      500   Ishares Russell 2000 Index Fund                               31,220
      200   NVE Corp. *                                                    8,256
      100   Papa Johns International, Inc. *                               2,336
      200   Powell Industries *                                            6,306
    1,500   Powershares Lux Nanotech                                      15,735
    1,000   Powershares Wilderhill Clean Energy Fund *                    11,000
      100   Quality Systems, Inc.                                          6,280
      100   Terra Nitrogen Co., L.P.                                      10,408
    1,000   Textainer Group Holding Ltd.                                  16,900
    1,200   United Guardian Inc.                                          13,776
      200   Walter Energy, Inc.                                           15,062
                                                                      ----------
                                                                         158,701
DEVELOPING MARKETS - 1.82%
    1,200   Builders Emerging Markets 50 ADR Index                        52,956
                                                                      ----------
TOTAL FOR SECURITIES (Cost $1,584,512) - 64.56%                        1,878,513
                                                                      ----------
SHORT TERM INVESTMENTS - 35.47%
1,031,976   Federated Prime Obligations Fund 0.14% ** (Cost
               $1,031,976)                                             1,031,976
                                                                      ----------
TOTAL INVESTMENTS (Cost $2,616,488) - 100.03%                          2,910,489
OTHER ASSETS LESS LIABILITIES - (0.03)%                                     (946)
                                                                      ----------
NET ASSETS - 100.00%                                                  $2,909,543
                                                                      ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2009

BREAKDOWN BY GENERAL ASSET TYPE (Unaudited)
(Includes estimated cash positions of mutual funds owned by the Fund.)

Cash & Equivalents                                    40%
US Large-Cap Stocks                                   17%
US Mid-Cap Stocks                                      0%
Smaller Company Stocks                                 5%
Global Diversified Stocks                              7%
International Diversified Stocks                       8%
Developing Markets                                     4%
Alternative Categories - Sectors, Countries, Hedges   17%
Hedges                                                 0%
Bonds                                                  1%
Other                                                  1%

BREAKDOWN BY MANAGEMENT STYLE (Unaudited)
(Does not include cash positions of mutual funds owned by the Fund.)

Cash & Equivalents                                    36%
Large Cap Blend                                       23%
Large Cap Growth                                      17%
Large Cap Value                                        8%
Mid Cap Blend                                          1%
Mid Cap Growth                                         6%
Mid Cap Value                                          0%
Smaller Company Stocks                                 4%
Small Cap Blend                                        1%
Small Cap Growth                                       2%
Small Cap Value                                        0%
Bonds                                                  2%
Hedges                                                 0%
Other                                                  0%

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 19


STATEMENT OF OPERATIONS FOR THE YEAR ENDED 12/31/2009

                                    GBF       STBF       LCSF       SCSF       INTF        ACF
                                 --------   --------   --------   --------   --------   ---------
Investment Income:
   Dividends (Net of
      foreign taxes withheld
      $0, $0, $63, $0, $0 and
      $0, respectively           $ 14,308   $  5,554   $ 25,644   $ 11,451   $ 32,767   $  29,972
      Interest                     87,159     95,012      4,294      3,849      3,146       5,810
                                 --------   --------   --------   --------   --------   ---------
         Total Investment
            Income                101,467    100,566     29,938     15,300     35,913      35,782
Expenses:
   Advisory Fees (Note 3)           8,485     12,083     23,624     21,624     23,025      23,287
   Distribution Fees                  604      3,455        203        166        267         232
   Transfer Agent and
      Fund Accounting Fees          8,816     12,408      9,552      8,708      9,250       9,278
   Administrative Fees              2,439      3,452      2,625      2,403      2,559       2,588
   Audit Fees                       8,382     12,105      9,143      8,385      9,372       9,195
   Legal Fees                       3,009      4,280      3,098      2,798      2,917       3,045
   Custody Fees                     3,187      3,364      3,301      3,470      3,316       4,108
   Printing Fees                      801      1,091        851        806        837         843
   Insurance Fees                   1,840      2,530      1,665      1,403      1,476       1,590
   Compliance Fees                  1,237      1,723      1,168      1,002      1,059       1,154
   Director's Fees                  1,513      2,098      1,568      1,424      1,518       1,621
   Other                            2,072      3,740      3,148      3,198      3,345       3,330
                                 --------   --------   --------   --------   --------   ---------
      Total Expenses               42,385     62,329     59,946     55,387     58,941      60,271
         Fees Waived and
            Reimbursed by the
            Advisor (Note 3)           --         --         --         --         --          --
                                 --------   --------   --------   --------   --------   ---------
               Total Expenses      42,385     62,329     59,946     55,387     58,941      60,271
                                 --------   --------   --------   --------   --------   ---------
Net Investment
   Income/(Loss)                   59,082     38,237    (30,008)   (40,087)   (23,028)    (24,489)
                                 --------   --------   --------   --------   --------   ---------
Realized and Unrealized
   Gain (Loss) on Investments:
      Realized Gain (Loss)
         on Investments           (55,195)   (16,643)   (46,291)   (62,435)   (25,995)   (153,115)
      Net Change in
         Unrealized
Appreciation
   on Investments                 137,120     40,134    482,672    669,827    749,847     620,893
                                 --------   --------   --------   --------   --------   ---------
Net Realized and
   Unrealized Gain on
   Investments                     81,925     23,491    436,381    607,392    723,852     467,778
                                 --------   --------   --------   --------   --------   ---------
Net Increase in Net
   Assets Resulting from
   Operations                    $141,007   $ 61,728   $406,373   $567,305   $700,824   $ 443,289
                                 ========   ========   ========   ========   ========   =========

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 20


STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2009 and Year Ended December 31, 2008

                                                        GBF                        STBF                       LCSF
                                              ------------------------   ------------------------   -------------------------
                                              12/31/2009    12/31/2008    12/31/2009   12/31/2008    12/31/2009    12/31/2008
                                              ----------   -----------   -----------   ----------   -----------   -----------
Increase in Net Assets From Operations:
   Net Investment Income                      $   59,082   $   132,963   $    38,237   $   33,376   $   (30,008)  $   (15,352)
      Net Realized (Loss) on Investments         (55,195)     (135,612)      (16,643)      (4,398)      (46,291)     (123,645)
      Net Change in Unrealized
         Appreciation/(Depreciation) on
         Investments                             137,120      (128,218)       40,134      (23,238)      482,672    (1,273,160)
                                              ----------   -----------   -----------   ----------   -----------   -----------
      Net Increase/(Decrease) in Net Assets
         Resulting from Operations               141,007      (130,867)       61,728       14,536       406,373    (1,412,157)
Distributions to Shareholders from:
   Net Investment Income                         (89,391)     (118,710)      (52,543)     (28,225)           --            --
   Realized Gains                                     --            --            --           --            --            --
   Return of Capital                                (947)           --          (568)      (8,845)           --            --
                                              ----------   -----------   -----------   ----------   -----------   -----------
   Net Change in Net Assets from
      Distributions                              (90,338)     (118,710)      (53,111)     (37,070)           --            --
Capital Share Transactions:
   Proceeds from Sale of Shares                   26,741     1,811,916       228,810    2,664,207       124,662       135,144
   Shares Issued on Reinvestment of
      Dividends                                   89,854       118,402        52,940       36,983            --            --
   Cost of Shares Redeemed                      (617,759)   (2,035,120)     (779,544)    (347,351)     (221,955)     (532,585)
                                              ----------   -----------   -----------   ----------   -----------   -----------
   Net Increase from Shareholder Activity       (501,164)     (104,802)     (497,794)   2,353,839       (97,293)     (397,441)
Net Assets:
   Net Increase/(Decrease) in Net Assets        (450,495)     (354,379)     (489,177)   2,331,305       309,080    (1,809,598)
   Beginning of Period                         2,643,622     2,998,001     3,690,251    1,358,946     2,612,717     4,422,315
                                              ----------   -----------   -----------   ----------   -----------   -----------
   End of Period (Including Accumulated
      Undistributed Net Investment Income)    $2,193,127   $ 2,643,622   $ 3,201,074   $3,690,251   $ 2,921,797   $ 2,612,717
                                              ==========   ===========   ===========   ==========   ===========   ===========
Accumulated Undistributed Net Investment
   Income/(Loss)                              $      126   $    31,382   $    (9,400)  $    5,474     ($219,978)    ($189,969)
                                              ==========   ===========   ===========   ==========   ===========   ===========

                                                        SCSF                       INTF                        ACF
                                              -------------------------   ------------------------   ------------------------
                                               12/31/2009    12/31/2008   12/31/2009    12/31/2008   12/31/2009    12/31/2008
                                              -----------   -----------   ----------   -----------   ----------   -----------
Increase in Net Assets From Operations:
   Net Investment Income                      $   (40,087)  $   (36,196)  $  (23,028)  $    (9,112)  $  (24,489)  $    (5,949)
      Net Realized (Loss) on Investments          (62,435)     (352,737)     (25,995)      232,392     (153,115)      179,668
      Net Change in Unrealized
         Appreciation/(Depreciation) on
         Investments                              669,827      (884,773)     749,847    (2,137,943)     620,893    (1,356,215)
                                              -----------   -----------   ----------   -----------   ----------   -----------
      Net Increase/(Decrease) in Net Assets
         Resulting from Operations                567,305    (1,273,706)     700,824    (1,914,663)     443,289    (1,182,496)
Distributions to Shareholders from:
   Net Investment Income                               --            --           --            --           --            --
   Realized Gains                                      --            --           --      (232,133)          --      (179,506)
   Return of Capital                                   --            --           --            --           --            --
                                              -----------   -----------   ----------   -----------   ----------   -----------
   Net Change in Net Assets from
      Distributions                                    --            --           --      (232,133)          --      (179,506)
Capital Share Transactions:
   Proceeds from Sale of Shares                   270,013        45,891      219,363        87,048      277,275       252,140
   Shares Issued on Reinvestment of
      Dividends                                        --            --           --       230,867           --       178,635
   Cost of Shares Redeemed                       (201,281)     (626,092)    (218,615)   (1,680,066)    (187,190)     (514,339)
                                              -----------   -----------   ----------   -----------   ----------   -----------
   Net Increase from Shareholder Activity          68,732      (580,201)         748    (1,362,151)      90,085       (83,564)
Net Assets:
   Net Increase/(Decrease) in Net Assets          636,037    (1,853,907)     701,572    (3,508,947)     533,374    (1,445,566)
   Beginning of Period                          2,187,893     4,041,800    2,328,553     5,837,500    2,376,169     3,821,735
                                              -----------   -----------   ----------   -----------   ----------   -----------
   End of Period (Including Accumulated
      Undistributed Net Investment Income)    $ 2,823,930   $ 2,187,893   $3,030,125   $ 2,328,553   $2,909,543   $ 2,376,169
                                              ===========   ===========   ==========   ===========   ==========   ===========
Accumulated Undistributed Net Investment
   Income/(Loss)                                ($333,032)    ($292,945)    ($89,780)     ($66,752)    ($91,304)     ($66,815)
                                              ===========   ===========   ==========   ===========   ==========   ===========

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 21


SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS
PERIOD FROM JANUARY 1, 2004 THROUGH DECEMBER 31, 2009

GENERAL BOND FUND

                                                                 Years Ended
                                                --------------------------------------------
                                                12/31/    12/31/    12/31/   12/31/   12/31/
                                                 2009      2008      2007     2006     2005
                                                ------   -------    ------   ------   ------
Net Asset Value, at Beginning of Period         $ 9.65   $ 10.14    $10.11   $10.06   $10.45
                                                ------   -------    ------   ------   ------
Income From Investment Operations:
   Net Investment Income *                        0.24      0.33      0.35     0.35     0.35
   Net Gain (Loss) on Securities
      (Realized and Unrealized)                   0.34     (0.51)     0.10     0.01    (0.34)
                                                ------   -------    ------   ------   ------
      Total from Investment Operations            0.58     (0.18)     0.45     0.36     0.01
Distributions:
   From Net Investment Income                    (0.37)    (0.31)    (0.42)   (0.31)   (0.40)
   From Net Realized Gain                           --        --        --       --       --
                                                ------   -------    ------   ------   ------
      Total from Distributions                   (0.37)    (0.31)    (0.42)   (0.31)   (0.40)
Net Asset Value, at End of Period               $ 9.86   $  9.65    $10.14   $10.11   $10.06
                                                ------   -------    ------   ------   ------
Total Return **                                   6.13%    (1.74)%    4.53%    3.73%    0.11%
Ratios/Supplemental Data:
   Net Assets at End of Period (Thousands)      $2,193   $ 2,644    $2,998   $3,688   $1,791
      Ratio of Expenses to Average Net Assets     1.75%     1.44%     1.56%    1.33%    1.31%
      Ratio of Net Investment Income
         (Loss) to Average Net Assets             2.44%     3.32%     3.48%    3.47%    3.40%
   Portfolio Turnover                            37.18%   103.60%    30.22%   40.48%   17.84%
   Such Ratios are After Effect of
      Expenses Waived                               --        --        --   $ 0.01   $ 0.02

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

SHORT TERM BOND FUND

                                                                     Years Ended
                                                     -------------------------------------------
                                                     12/31/    12/31/   12/31/   12/31/   12/31/
                                                      2009      2008     2007     2006     2005
                                                     ------   -------   ------   ------   ------
Net Asset Value, at Beginning of Period              $ 9.21   $  9.38   $ 9.30   $ 9.21   $ 9.40
                                                     ------   -------   ------   ------   ------
Income From Investment Operations:
   Net Investment Income *                             0.10      0.17     0.31     0.28     0.24
   Net Gain (Loss) on Securities (Realized and
      Unrealized)                                      0.06     (0.15)    0.10     0.04    (0.23)
                                                     ------   -------   ------   ------   ------
      Total from Investment Operations                 0.16      0.02     0.41     0.32     0.01
Distributions:
   From Net Investment Income                         (0.14)    (0.19)   (0.33)   (0.23)   (0.20)
   From Net Realized Gain                                --        --       --       --       --
                                                     ------   -------   ------   ------   ------
      Total from Distributions                        (0.14)    (0.19)   (0.33)   (0.23)   (0.20)
Net Asset Value, at End of Period                    $ 9.23   $  9.21   $ 9.38   $ 9.30   $ 9.21
                                                     ------   -------   ------   ------   ------
Total Return **                                        1.79%     0.19%    4.41%    3.50%    0.07%
Ratios/Supplemental Data:
   Net Assets at End of Period (Thousands)           $3,201   $ 3,690   $1,358   $1,494   $  983
      Ratio of Expenses to Average Net Assets          1.82%     1.58%    1.41%    1.12%    1.02%
      Ratio of Net Investment Income (Loss) to
         Average Net Assets                            1.11%     1.87%    3.33%    3.04%    2.60%
   Portfolio Turnover                                 78.72%   115.00%   41.49%   11.79%   48.02%
   Such Ratios are After Effect of Expenses Waived       --        --       --   $ 0.01   $ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 22


LARGER COMPANY STOCK FUND

                                                                           Years Ended
                                                 --------------------------------------------------------------
                                                 12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                 ----------   ----------   ----------   ----------   ----------
Net Asset Value, at Beginning of Period            $ 9.03       $ 13.56       $14.05       $13.14      $12.67
                                                   ------       -------       ------       ------      ------
Income From Investment Operations:
   Net Investment Income *                          (0.11)        (0.05)       (0.09)       (0.08)      (0.12)
   Net Gain (Loss) on Securities (Realized and
      Unrealized)                                    1.60         (4.48)        0.59         1.32        0.59
                                                   ------       -------       ------       ------      ------
      Total from Investment Operations               1.49         (4.53)        0.50         1.24        0.47
Distributions:
   From Net Investment Income                          --            --           --           --          --
   From Net Realized Gain                              --            --        (0.99)       (0.33)         --
                                                   ------       -------       ------       ------      ------
      Total from Distributions                         --            --        (0.99)       (0.33)         --
Net Asset Value, at End of Period                  $10.52       $  9.03       $13.56       $14.05      $13.14
                                                   ------       -------       ------       ------      ------
Total Return **                                     16.50%       (33.41)%       3.57%        9.44%       3.69%
Ratios/Supplemental Data:
   Net Assets at End of Period (Thousands)         $2,922       $ 2,613       $4,422       $4,488      $4,786
      Ratio of Expenses to Average Net Assets        2.30%         1.91%        1.90%        1.84%       1.97%
      Ratio of Net Investment Income (Loss) to
         Average Net Assets                         (1.15)%       (0.42)%      (0.59)%      (0.56)%     (0.94)%
   Portfolio Turnover                               17.08%        15.99%       36.83%       22.95%      14.00%
   Such Ratios are After Effect of Expenses
      Waived                                           --            --           --           --          --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

SMALLER COMPANY STOCK FUND

                                                                           Years Ended
                                                 --------------------------------------------------------------
                                                 12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                 ----------   ----------   ----------   ----------   ----------
Net Asset Value, at Beginning of Period            $ 7.41       $ 11.38       $13.87       $14.85       $15.43
                                                   ------       -------       ------       ------       ------
Income From Investment Operations:
   Net Investment Income *                          (0.13)        (0.11)       (0.14)       (0.17)       (0.23)
   Net Gain (Loss) on Securities (Realized and
      Unrealized)                                    2.04         (3.86)       (0.33)        2.26         1.04
                                                   ------       -------       ------       ------       ------
      Total from Investment Operations               1.91         (3.97)       (0.47)        2.09         0.81
Distributions:
   From Net Investment Income                          --            --           --           --           --
   From Net Realized Gain                              --            --        (2.02)       (3.07)       (1.39)
                                                   ------       -------       ------       ------       ------
      Total from Distributions                         --            --        (2.02)       (3.07)       (1.39)
Net Asset Value, at End of Period                  $ 9.32       $  7.41       $11.38       $13.87       $14.85
                                                   ------       -------       ------       ------       ------
Total Return **                                     25.78%       (34.89)%      (3.40)%      14.22%        5.22%
Ratios/Supplemental Data:
   Net Assets at End of Period (Thousands)         $2,824       $ 2,188       $4,041       $4,850       $5,026
      Ratio of Expenses to Average Net Assets        2.31%         1.96%        1.92%        1.83%        1.96%
      Ratio of Net Investment Income (Loss) to
         Average Net Assets                         (1.68)%       (1.17)%      (0.98)%      (1.06)%      (1.50)%
   Portfolio Turnover                               14.03%        16.27%       40.26%       37.46%       23.04%
   Such Ratios are After Effect of Expenses
      Waived                                           --            --           --           --           --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 23


INTERNATIONAL FUND

                                                                    Years Ended
                                          --------------------------------------------------------------
                                          12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, at Beginning of Period     $ 8.70       $ 16.33      $15.62       $13.54       $11.59
                                            ------       -------      ------       ------       ------
Income From Investment Operations:
   Net Investment Income *                   (0.09)        (0.03)       0.09        (0.01)       (0.04)
   Net Gain (Loss) on Securities
      (Realized and Unrealized)               2.83         (6.64)       2.35         2.90         1.99
                                            ------       -------      ------       ------       ------
      Total from Investment Operations        2.74         (6.67)       2.44         2.89         1.95
Distributions:
   From Net Investment Income                   --            --       (0.09)          --           --
   From Net Realized Gain                       --         (0.96)      (1.64)       (0.81)          --
                                            ------       -------      ------       ------       ------
      Total from Distributions                  --         (0.96)      (1.73)       (0.81)          --
Net Asset Value, at End of Period           $11.44       $  8.70      $16.33       $15.62       $13.54
                                            ------       -------      ------       ------       ------
Total Return **                              31.49%       (40.82)%     15.63%       21.38%       16.82%
Ratios/Supplemental Data:
   Net Assets at End
      of Period (Thousands)                 $3,030       $ 2,329      $5,837       $5,378       $4,750
      Ratio of Expenses to Average
         Net Assets                           2.31%         1.96%       1.92%        1.86%        1.99%
      Ratio of Net Investment Income
         (Loss) to Average Net Assets        (0.90)%       (0.25)%      0.51%       (0.06)%      (0.34)%
   Portfolio Turnover                        15.30%        21.47%      18.46%       15.66%       16.23%
   Such Ratios are After Effect of
      Expenses Waived                           --            --          --           --           --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

ALTCAT FUND

                                                                    Years Ended
                                          --------------------------------------------------------------
                                          12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, at Beginning of Period    $ 9.74       $ 15.58      $14.46        $14.28      $13.25
                                           ------       -------      ------        ------      ------
Income From Investment Operations:
   Net Investment Income *                  (0.10)        (0.03)      (0.01)        (0.08)      (0.13)
   Net Gain (Loss) on Securities
      (Realized and Unrealized)              1.86         (5.01)       2.09          1.75        1.70
                                           ------       -------      ------        ------      ------
      Total from Investment Operations       1.76         (5.04)       2.08          1.67        1.57
Distributions:
   From Net Investment Income                  --            --          --            --          --
   From Net Realized Gain                      --         (0.80)      (0.96)        (1.49)      (0.54)
                                           ------       -------      ------        ------      ------
      Total from Distributions                 --         (0.80)      (0.96)        (1.49)      (0.54)
Net Asset Value, at End of Period          $11.50       $  9.74      $15.58        $14.46      $14.28
                                           ------       -------      ------        ------      ------
Total Return **                             18.07%       (32.37)%     14.45%        11.65%      11.91%
Ratios/Supplemental Data:
   Net Assets at End
      of Period (Thousands)                $2,910       $ 2,376      $3,821        $3,095      $3,445
      Ratio of Expenses to Average
         Net Assets                          2.34%         1.90%       1.91%         1.89%       2.01%
      Ratio of Net Investment Income
         (Loss) to Average Net Assets       (0.95)%       (0.19)%     (0.08)%       (0.55)%     (0.94)%
   Portfolio Turnover                       34.12%        32.95%      19.88%        11.08%      35.48%
   Such Ratios are After Effect of
      Expenses Waived                          --            --          --            --          --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 24


                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2009

NOTE 1 - ORGANIZATION AND PURPOSE

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

     STAAR General Bond Fund (GBF)
     STAAR Short Term Bond Fund (STBF)
     STAAR Larger Company Stock Fund (LCSF)
     STAAR Smaller Company Stock Fund (SCSF)
     STAAR International Fund (INTF)
     STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

     Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 25

                                December 31, 2009

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (FAS 157) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

GBF

                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                          $  288,033
Level 2 - Significant Other Observable Inputs     1,888,736
Level 3 - Significant Unobservable Inputs                --
                                                 ----------
Total                                            $2,176,769

STBF

                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                          $  926,409
Level 2 - Significant Other Observable Inputs     2,258,418
Level 3 - Significant Unobservable Inputs                --
                                                 -----------
Total                                            $3,184,827

LCSF

                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                          $2,924,795
Level 2 - Significant Other Observable Inputs            --
Level 3 - Significant Unobservable Inputs                --
                                                 ----------
Total                                            $2,924,795

SCSF

                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                           $2,826,658
Level 2 - Significant Other Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
Total                                             $2,826,658

INTF

                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                           $3,033,396
Level 2 - Significant Other Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
Total                                             $3,033,396

ACF


                                                 Investments
Valuation Inputs:                               In Securities
-----------------                               -------------
Level 1 - Quoted Prices                           $2,910,489
Level 2 - Significant Other Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
Total                                             $2,910,489

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 26

                                December 31, 2009

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.


Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. Management has evaluated subsequent events until March 1, 2010, when the financial statements were issued.


Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

In 2006, the Board of Trustees approved a management agreement (the "Management Agreement") with the Advisor to furnish investment advisory and management services to the Fund. The Board has made annual extensions to the Management Agreement in through the period of December 2010. The extensions provide that the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.

The president of the investment Advisor is the organizer of the Trust. The Management Agreement provides for an expense reimbursement from the investment Advisor if the Trust's total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified. The Management Agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years. Such costs continued to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 27

                                December 31, 2009

Certain affilitated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2009, as follows:

                                                                                                SHARES OWNED
                                                                             -------------------------------------------------
Affiliates                                                                    GBF     STBF    LCSF     SCSF     INTF      ACF
----------                                                                   -----   -----   ------   ------   ------   ------
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family         3,361   2,183   14,572   16,099   16,387   24,987
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family         --      --       --       --       --       --
Richard Levkoy, Trustee, Independent Director, Chairman of Audit Committee      --      --       --       --       --       --
Thomas J. Smith, Trustee, Independent Director                                  --      --       --       --       --       --
Employees                                                                       --      --       --    2,514       --       --
Other Affiliated Persons                                                        --      --       --       --       --       --
                                                                             -----   -----   ------   ------   ------   ------
Total No. Shares                                                             3,361   2,183   14,572   18,613   16,387   24,987
                                                                             =====   =====   ======   ======   ======   ======

                                                                                 DECEMBER 31, 2009 VALUE OF SHARES OWNED
                                                                           ---------------------------------------------------
Affiliates                                                                  GBF     STBF    LCSF     SCSF     INTF      ACF
----------                                                                 ------- ------- -------- -------- -------- --------
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family       $33,138 $20,147 $153,302 $150,047 $187,473 $287,352
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family         --      --       --       --       --       --
Richard Levkoy, Trustee, Independent Director, Chairman of Audit Committee      --      --       --       --       --       --
Thomas J. Smith, Trustee, Independent Director                                  --      --       --       --       --       --
Employees                                                                       --      --       --   23,429       --       --
                                                                           ------- ------- -------- -------- -------- --------
Total No. Shares                                                           $33,138 $20,147 $153,302 $173,476 $187,473 $287,352
                                                                           ======= ======= ======== ======== ======== ========

Mr. Weisbrod is an interested director because he is an owner of the Advisor. Aggregate annual Trustee fees were $9,600 for 2009 and 2008.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares of separate series. Paid in capital at December 31, 2009 was $2,347,170 representing 222,474 shares outstanding for the GBF, $3,210,028 representing 346,798 shares outstanding for the STBF, $3,236,297 representing 277,836 shares outstanding for the LCSF, $3,689,372 representing 303,074 shares outstanding for the SCSF, $2,565,600 representing 264,863 shares outstanding for the INTF, and $2,859,799 representing 253,038 shares outstanding for the ACF. Transactions in capital shares were as follows:

SHARES                                         GBF       STBF      LCSF      SCSF      INTF      ACF
------                                       -------   -------   -------   -------   -------   -------
Sale of Shares                                 2,780    24,964    13,170    34,946    22,572    27,590
Shares Issued on Reinvestment of Dividends     9,281     5,752        --        --        --        --
Shares Redeemed                              (63,548)  (84,618)  (24,765)  (27,262)  (25,427)  (18,449)
                                             -------   -------   -------   -------   -------   -------
Net Increase/(Decrease)                      (51,487)  (53,903)  (11,595)    7,684    (2,855)    9,141
                                             =======   =======   =======   =======   =======   =======

DOLLARS                                         GBF         STBF        LCSF        SCSF        INTF        ACF
-------                                      ---------   ---------   ---------   ---------   ---------   ---------
Sale of Shares                               $  26,741   $ 228,810   $ 124,662   $ 270,013   $ 219,363   $ 277,275
Shares issued on Reinvestment of Dividends      89,854      52,940          --          --          --          --
Shares Redeemed                               (617,759)   (779,544)   (221,955)   (201,281)   (218,615)   (187,190)
                                             ---------   ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease)                      $(501,164)  $(497,794)    (97,293)  $  68,732   $     748   $  90,085
                                             =========   =========   =========   =========   =========   =========

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $768,412 and $1,399,127 for the GBF, $2,197,269 and $1,802,733 for
the STBF, $327,972 and $454,823 for the LCSF, $284,146 and $245,649 for the
SCSF, $308,806 and $373,578 for the INTF, and $545,446 and $561,015 for the ACF,
respectively.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 28


NOTE 6. TAX MATTERS

At December 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
   $57,280       $(14,443)               $42,837

STBF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
   $34,487      $(12,633)                 $21,854

LCSF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $309,197      $(233,783)                $75,414

SCSF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $262,242      $(379,481)              $(117,239)

INTF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $632,453      $(52,412)                $580,041

ACF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $374,012      $(80,011)                $294,001

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

GBF                                        Value
---                                      ---------
Undistributed ordinary income            $     126
Undistributed long-term capital loss      (197,006)
Unrealized appreciation on investments      42,837

STBF                                       Value
----                                     ---------
Undistributed ordinary  loss             $  (9,400)
Undistributed long-term capital loss       (21,408)
Unrealized appreciation on investments      21,854

LCSF                                       Value
----                                     ---------
Undistributed ordinary loss              $(219,978)
Undistributed long-term capital loss      (169,936)
Unrealized depreciation on investments      75,414

SCSF                                       Value
----                                     ---------
Undistributed ordinary loss              $(333,032)
Undistributed long-term capital loss      (415,171)
Unrealized depreciation on investments    (117,239)

INTF                                       Value
----                                     ---------
Undistributed ordinary loss              $ (89,780)
Undistributed long-term capital loss       (25,736)
Unrealized appreciation on investments     580,041

ACF                                        Value
---                                      ---------
Undistributed ordinary loss              $ (91,304)
Undistributed long-term capital loss      (152,953)
Unrealized appreciation on investments     294,001

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 29


Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2009 are as follows:

For the fiscal year ended December 31, 2009 the GBF paid an ordinary distribution of $89,391, and a return of capital distribution of $947 for a total distribution of $90,338.

For the fiscal year ended December 31, 2009 the STBF paid an ordinary distribution of $52,543 and a return of capital distribution of $568 for a total distribution of $53,111.

As of December 31, 2009, the following net capital loss carryforwards existed for federal income tax purposes:

Year expiring      GBF       STBF      LCSF       SCSF       INTF       ACF
-------------   --------   -------   --------   --------   -------   --------
2012            $  3,821   $    --   $     --   $     --   $    --   $     --
2013               1,524     4,765         --         --        --         --
2014                 711        --         --         --        --         --
2015                 142        --         --         --        --         --
2016             135,613        --    123,645    352,736        --         --
2017              55,195    16,643     46,291     62,435    25,995    153,115
                --------   -------   --------   --------   -------   --------
                $197,006   $21,408   $169,936   $415,171   $25,995   $153,115
                ========   =======   ========   ========   =======   ========

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

NOTE 7. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Accounting Standards Codification 840-35-51 (Financial Accounting Standards Board Staff Position No. 157-4) - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009. At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

                      END OF NOTES TO FINANCIAL STATEMENTS

EXPENSE ILLUSTRATION
DECEMBER 31, 2009 (UNAUDITED)

                                EXPENSE EXAMPLES

As a shareholder of the STAAR Investment Trust, you incur ongoing costs, which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 30


                                 ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                      BOND

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,035.85                     $8.98
Hypothetical (5% Annual
   Return before expenses)     $1,000.00         $1,016.38                     $8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                   SHORT-TERM

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,008.21                     $9.21
Hypothetical (5% Annual
   Return before expenses)     $1,000.00         $1,016.03                     $9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period).

                                 LARGER COMPANY

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,156.04                     $12.50
Hypothetical (5% Annual
   Return before expenses)     $1,000.00         $1,013.61                     $11.67

* Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 31

                                 SMALLER COMPANY

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,179.75                     $12.69
Hypothetical (5% Annual
   Return before expenses)     $1,000.00         $1,013.56                     $11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  INTERNATIONAL

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,194.15                     $12.78
Hypothetical (5% Annual
   Return before expenses)     $1,000.00         $1,013.56                     $11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                   ALTERNATIVE

                               BEGINNING           ENDING                     EXPENSES
                             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING THE PERIOD*
                              July 1, 2009   December 31, 2009   July 1, 2009 to December 31, 2009
                             -------------   -----------------   ---------------------------------
Actual                         $1,000.00         $1,131.89                     $12.57
Hypothetical (5% Annual
  Return before expenses)      $1,000.00         $1,013.41                     $11.88

* Expenses are equal to the Fund's annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 32


The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                          TERM OF
                          POSITION(S)   OFFICE AND     NUMBER OF      PRINCIPAL OCCUPATION
                           HELD WITH     LENGTH OF    PORTFOLIOS   DURING PAST FIVE YEAR AND
NAME, ADDRESS, AGE          THE FUND    TIME SERVED    OVERSEEN      CURRENT DIRECTORSHIPS
------------------        -----------   -----------   ----------   -------------------------
Richard Levkoy *            Trustee     Continuous,    1 Series    Accountant; None
103 Skrabut Lane                           9 yrs.        Trust
Sewickley, PA 15143, 57                                (6 Funds)

Thomas J. Smith *           Trustee     Continuous,    1 Series    Advertising/Marketing
736 Beaver Street                         10 yrs.        Trust     Consulting; Board Member,
Sewickley, PA 15143, 71                                (6 Funds)   Imani Christian Academy

Jeffrey A. Dewhirst        Secretary/   Continuous,    1 Series    Investment Banker; None
453 Washington Street.      Trustee       14 yrs.       Trust
Leetsdale, PA 15056, 61                                (6 Funds)

                       Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

                               Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's first and third fiscal quarters end on March 31 and September 30. The Fund's Forms N-Q are available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

                             Proxy Voting Guidelines

The Fund's Advisor is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370. It is also included in the Fund's State of Additional Information, which is available on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 33


MANAGEMENT DISCUSSION OF FUND PERFORMANCE*

OVERALL MARKET PERFORMANCE

          The first half of 2009 saw a tremendous drop in stock values culminating in a drastic sell off in February and early March. At one point the S&P was down over 25% from the December 31, 2008 close. From that fear-induced bottom, the markets recovered dramatically and by the end of December had risen almost 65% to finish the year with a 26.46% total return. The EAFE International Index total return for 2009 was 31.78% and the Russell 2000 returned 27.17%.

          Interest rates on government debt remained in historically low ranges. The Federal Reserve has continued in an aggressive stimulation mode, keeping treasury yields below 1% for maturities less than two years. At the end of the year the yield on 3-month treasury bills was .06%, .47% for one-year, 1.70% for three year treasuries and 2.69% for five years. The total return for the Barcap Aggregate Bond index for the 12 months was 5.9%. The Barcap 1-3 year Government Index's total return was 1.41% while taxable money market funds averaged only ..17% for the year.

ALTCAT FUND

                                                                    THREE     FIVE      TEN
                                                                     YEAR     YEAR     YEAR      SINCE       SINCE
                                                                     AVG.     AVG.     AVG.      PUBLIC     PRIVATE
                                    LAST                     ONE    ANNUAL   ANNUAL   ANNUAL   INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/09       QUARTER   YEAR-TO-DATE    YEAR    RETURN   RETURN   RETURN   (5/28/97)    (4/4/96)
---------------------------       -------   ------------   ------   ------   ------   ------   ---------   ---------
STAAR ALTCAT FUND                  +3.32%      +18.07%     +18.07%  -2.96%   +2.69%   +2.79%     +3.88%      +4.22%
S&P 500 Index                      +6.04%      +26.46%     +26.46%  -5.63%   +0.42%   -0.95%     +3.96%      +5.79%
Morningstar Large Blend Fds Avg    +5.72%      +28.17%     +28.17%  -5.53%   +0.46%   +0.01%     +3.24%      +4.74%

Portfolio Turnover 34.12%

* Total returns include reinvested dividends and gains. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses. The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          Our large cash position in the AltCat Fund made the rollercoaster ride less thrilling and preserved value during the downturn. While we did some cautious buying into the market rebound we retained a relatively large cash position. Therefore the AltCat Fund trailed the S&P 500 for 2009.

          Of the positions held at the beginning of the year, the best performers were the Eaton Vance Greater India Fund (+93.78%), Ivy Pacific Opportunities Fund (+69.32%), iShares Australia Index Fd (+67.9%), iShares Dow Jones US Basic Materials Index (+64.37%), Franklin Natural Resources Fund (+62.34%) and iShares S&P North Amer Tech-Multimed Ntwrk Index (+60.57%). Our best performing positions added during the year included July purchases of Walter Industries, which increased over 100% by year-end. March purchases of Internet HLDRS rose 86%, Powershares DB base Metals Fund increased 83.6%, iShares Taiwan was up 75.8% and BLDRS Emerging Markets 50 ADR rose 60.5%. Our July purchase of Textainer Group Holdings, Ltd appreciated over 54.87% plus a substantial dividend.

          Of the positions held at the beginning of the year, the worst performers included FCG (Revere Natural gas index), which increased only +2.2%. iShares Japan Index Fund returned only +3.14%. Our worst performing positions added during the year included Powell Ind. at 0%. Two positions were bought and sold due to deteriorating price during the year: Papa John's was sold at a -11.0% loss and NVE Corp was sold with a -11.7% loss.

          We are pleased to report that at the end of December the ACF retained its Five-Star rating from Morningstar.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 34


GENERAL BOND FUND

                                                                        THREE       FIVE         TEN
                                                                         YEAR       YEAR         YEAR                       SINCE
                                                                         AVG.        AVG.        AVG.      SINCE PUB.      PRIVATE
                                    LAST                                ANNUAL     ANNUAL       ANNUAL       INCEPT.      INCEPTION
FOR PERIODS ENDING 12/31/09       QUARTER   YEAR-TO-DATE   ONE YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------       -------   ------------   --------   ---------   ---------   ---------   ------------   -----------
STAAR GENERAL BOND FUND            +0.61%       +6.13%       +6.13%     +2.92%      +2.51%      +4.07%       +4.26%         +4.08%
Barcap Intermed  Gov/Cred Index    +0.31%       +5.25%       +5.25%     +5.90%      +4.66%      +5.93%       +5.91%         +5.87%
Morningstar Intermed-Term Bd
   Fd Avg                          +1.16%      +13.97%      +13.97%     +4.45%      +3.84%      +5.53%       +5.18%         +5.22%

Current Yield as of 12/31/09: 2.01%**     S.E.C. Yield as of 12/31/09: 1.79%***
Average Maturity......... 3.3 Years****   Portfolio Turnover 37.18%

* The published returns are total returns including reinvestment of dividends. Management waived $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund. The Intermediate Bond Fund became the General Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders.

The Barcap Intermediate Gov't/Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The index is unmanaged and does not have expenses. The Morningstar Intermediate-Term Bond Category is an average of the total returns of all intermediate bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

          Low interest rates among government securities and quality corporations prevented significant returns in bonds unless one was to take higher risks in the high yield ("junk") bond markets or time purchases of longer-term bonds that could have resulted in higher gains. Our objectives do not allow investing in "junk" bonds and the risk of higher future interest rates caused us to continue with shorter maturities.

INTERNATIONAL FUND

                                                                                                                           SINCE
                                                                        THREE YEAR  FIVE YEAR    TEN YEAR  SINCE PUBLIC   PRIVATE
                                                                       AVG. ANNUAL AVG. ANNUAL AVG. ANNUAL   INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/09         LAST QUARTER YEAR-TO-DATE ONE YEAR  RETURN(1)   RETURN(1)   RETURN(1)  (5/28/97)(1) (4/4/96)(1)
---------------------------         ------------ ------------ -------- ----------- ----------- ----------- ------------ -----------
STAAR INTERNATIONAL FUND               +2.88%       +31.49%    +31.49%    -3.46%     +4.99%       +1.67%      +3.78%      +4.86%
EAFE Index                             +2.18%       +31.78%    +31.78%    -6.04%     +3.54%       +1.17%      +3.95%      +4.33%
Morningstar Foreign Large Blend Fds    +2.81%       +31.24%    +31.24%    -6.15%     +3.58%       +0.62%      +3.48%      +4.34%

Portfolio Turnover...15.30%.

* Published returns are total returns including reinvested dividends. Management waived $.02 of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. The index is unmanaged and has no expenses. The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 35

          International markets recovered stronger than the USA markets after being down 30% in the first quarter. By the end of the year the EAFE Index was up 31.78%. The International Fund performed almost equal to the EAFE, yet did so holding more than 20% cash most of the year.

          Among those held at the beginning of the year, the best performing positions were Eaton Vance Greater India Fund (+93.78%), Templeton Developing markets Fund (+73.92%), iShares Australia Index (+67.9%), BLDRS Emerging Markets 50 ADR Index (+65.54%) and the Putnam International Capital Opportunities Fund (+56.76%).

          Our best performing positions added during the year included March purchases of iShares Taiwan index (+75.8%) and iShares Brazil Index (+74.6%) plus April purchases of First Trust ISE Chindia Fund (+77.4%), iShares MSCI Belgium Index (+53.9%) and iShares MSCI Austria Index (+53.8%).

          Of the positions held at the beginning of the year, the worst performer was iShares Japan Index Fund, which returned only +3.14%. All other positions returned above 26% except the cash position.

          We are pleased to report that at the end of December the INTF retained its Five-Star rating from Morningstar.

LARGER COMPANY STOCK FUND

                                                                                                                      SINCE
                                                                  THREE YEAR  FIVE YEAR                SINCE PUBLIC  PRIVATE
                                     LAST                        AVG. ANNUAL AVG. ANNUAL TEN YEAR AVG.   INCEPTION  INCEPTION
FOR PERIODS ENDING 12/31/09        QUARTER YEAR-TO-DATE ONE YEAR   RETURN      RETURN    ANNUAL RETURN   (5/28/97)   (4/4/96)
---------------------------        ------- ------------ -------- ----------- ----------- ------------- ------------ ---------
STAAR LARGER COMPANY STOCK FUND     +4.06%    +16.50%    +16.50%    -7.03%     -1.83%        -1.33%       +2.09%     +3.35%
S&P 500 Index                       +6.04%    +26.46%    +26.46%    -5.63%     +0.42%        -0.95%       +3.96%     +5.79%
Morningstar Large Blend Funds Avg.  +5.72%    +28.17%    +28.17%    -5.53%     +0.46%        +0.01%       +3.24%     +4.74%

Portfolio Turnover: 17.08%.

* Published returns are total returns including reinvested dividends. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses. The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          As with our other equity funds, the LCSF navigated the big early year dip with less of a downturn due to a large cash position. Continued conservative cash positions caused the total return for the year to be less than the S&P 500.

          The best performing positions held since the beginning of the year included Calamos Growth Fund (+52.47%), Heartland Select Value (+38.6%), iShares Dow Jones US Medical Devices (+38.5%), and American Funds Fundamental Investors Fund (+33.4%). In March we bought Internet HLDRS Fund (+85.9%), FLS - Flowserve Corp (+48.5%), MDR - McDermott International (+38.3%), APC - Anadarko Petroleum New (+38.0%) and IBM - International Business Machines (+35.6%).

          The worst performing positions held since the beginning of he year included Brandywine Blue Fund (+9.3%), American Funds Washington and Franklin Rising Dividends Fund (+17.1%).Of positions bought during the year, only Walgreen's (-3.1%) had significantly disappointing results.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 36


SHORT TERM BOND FUND

                                                                                                                          SINCE
                                                                     THREE YEAR  FIVE YEAR  TEN YEAR AVG. SINCE PUBLIC   PRIVATE
                                                                    AVG. ANNUAL AVG. ANNUAL    ANNUAL       INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/09      LAST QUARTER YEAR-TO-DATE ONE YEAR    RETURN      RETURN     RETURN(1)   (5/28/97)(1) (4/4/96)(1)
---------------------------      ------------ ------------ -------- ----------- ----------- ------------- ------------ -----------
STAAR SHORT TERM BOND FUND          +0.14%       +1.79%     +1.79%     +2.11%      +1.99%       +4.06%       +4.38%       +4.33%
Barcap 1-3 Year Govt Index          +0.09%       +1.41%     +1.41%     +5.03%      +4.18%       +4.65%       +4.87%       +4.92%
Morningstar Short-Term Bd Fd Avg    +1.11%       +9.30%     +9.30%     +3.47%      +3.28%       +4.14%       +4.09%       +4.18%

Current Yield as of 12/31/09... 0.63%**  S.E.C. Yield as of 12/31/09... 0.00%***
Average Maturity...... 1.9 Yrs.****      Portfolio Turnover 78.72%

* Published returns are total returns including reinvested dividends. Management waived $.01 per share of fees in 2006 and $.03 in both 2005 and 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund. The Long Term Bond Fund became the Short Term Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders. The Barcap 1-3 Government Bond Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). The index is unmanaged and has no expenses. The Morningstar Short-Term Bond Category is an average of the total returns of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

          Low interest rates among government securities and quality corporate bonds prevented significant returns in short-term bonds unless one was to take higher risks in the high yield ("junk") bond markets. Our objectives do not allow for such risks. However, the STBF's return exceeded the Barcap 1-3 Yr Government index.

SMALLER COMPANY STOCK FUND

                                                                                                                          SINCE
                                                                     THREE YEAR  FIVE YEAR                 SINCE PUBLIC  PRIVATE
                                                                    AVG. ANNUAL AVG. ANNUAL  TEN YEAR AVG.   INCEPTION  INCEPTION
FOR PERIODS ENDING 12/31/09*     LAST QUARTER YEAR-TO-DATE ONE YEAR    RETURN     RETURN    ANNUAL RETURN    (5/28/97)   (4/4/96)
----------------------------     ------------ ------------ -------- ----------- ----------- -------------- ------------ ---------
STAAR SMALLER COMPANY STOCK FUND     +2.76%      +25.78%    +25.78%    -7.51%     -1.00%        +2.43%       +5.41%       +5.56%
Russell 2000 Index                   +3.87%      +27.17%    +27.17%    -6.07%     +0.51%        +3.51%       +5.46%       +6.03%
Morningstar Small Blend Fds Avg      +4.85%      +31.80%    +31.80%    -6.11%     +0.47%        +5.85%       +7.07%       +7.76%

Portfolio Turnover 14.03%

* Published returns are total returns including reinvested dividends. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 37
universe of small company stocks. The index is unmanaged and has no expenses. The Morningstar Small Blend Funds Average is an average of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          The smaller company market as represented by the Russell 2000 Index beat the S&P 500 Index by less than 1 percent. In spite of holding 20% or more cash most of the year, the SCSF performed only slightly behind the Russell 2000.

          Among the best performing positions since the beginning of the year were the Royce Opportunity Fund (+62.1%), Wasatch Small Cap Value Fund (+55.9%) and the Satuit Capital Microcap Fund (+50.0%). During the year we made purchases of new positions that performed very well. These included Walter Energy Inc. (+110.6%) plus Web MD, Nalco Holding Co. and United Guardian, all of which returned over 60%. We were also pleased with the purchase of Textainer Group Holdings, which appreciated 54.8% plus a substantial dividend.

          The worst positions included the iShares Russell 2000 Value Index (+20.6%) and the Keeley Small Cap Value Fund (+21.7%).

         FOR A PROSPECTUS, CALL 1-888-717-8227 (1-888-71STAAR) OR VISIT
                               WWW.STAARFUNDS.COM

NON-FINANCIAL STATEMENT NOTES

     The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

     Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

     A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

     Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

     The Board of Trustees has adopted a number of policies adopted to protect shareholders. Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below. Among these are...

     Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing. However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

     Personal transactions policy: Independent Trustees and access persons of the Adviser are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust. Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

     Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

     Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

     Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

     Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the "know your client" principle that governs the collection of personal and/or corporate information from investors.

     Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

     Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 38


          Code of Ethics: The Board has adopted a code of ethics.

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

          Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

          Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

          For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 39


                                     PART C
                            PART C: OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

                                OTHER INFORMATION

Item 28. EXHIBITS

EXHIBIT
 NUMBER                            DESCRIPTION OF EXHIBIT
-------   ----------------------------------------------------------------------
X(a)      Declaration of Trust of the Registrant

X(b)      By-laws of the Registrant

(c)       Not Applicable


X(d)      Investment Advisory Agreement between Registrant and Staar Financial
          Advisors, Inc. (the "Advisor")

(e)       Not Applicable

(f)       Not Applicable

XX(g)     Custodian Agreement between Registrant and StarBank.

X(h)      Form of Transfer Agency and Shareholder Services Agreement among
          Registrant and the Advisor (see (d) above)

X(h)      Consent to Use of Name contained in (d) above

99(i)     Opinion of Counsel and Consent of Counsel

99(j)     Consent of Independent Accountants

(k)       Not Applicable

(l)       Not Applicable

XXX(m)    Rule 12b-1 Plan

XXXX(n)   Financial Data Schedule

(o)       Not Applicable

(p)       Board of Trustees Code of Ethics

X -       Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX -     Filed with Proxy Statement in Post Definitive 14A filing

XXXX -    Filed with Form NSAR

Item 29 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 40


Item 30 - INDEMNIFICATION

     Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

     Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

     Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.


NAME/BUSINESS       POSITION WITH ADVISOR                  OTHER
-------------       ---------------------   ------------------------------------
J. Andre Weisbrod   President, Director


Charles Sweeney     Secretary & Director    Marketing Consultant Graphic
                                            Arts Technology Council;
                                            Before 1992 Graphic Arts Sales
                                            Eastman Kodak Company

James A. Gordon     Director                Retired

Item 32 - PRINCIPAL UNDERWRITER

     Inapplicable.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 41


Item 33 - LOCATION OF ACCOUNTS AND RECORDS

     The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 and its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at Huntington National Bank,7 Easton Oval, Columbus, OH 43219, and, as to the transfer and dividend disbursing agent functions, at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

Item 34 - MANAGEMENT SERVICES

     Inapplicable

Item 35 - UNDERTAKINGS

     Inapplicable

                                     NOTICE

     "The General Bond Fund (GBF)," "The Short-Term Bond Fund (STBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

STAAR Investment Trust STATEMENT OF ADDITIONAL INFORMATION               Page 42


     SIGNATURES

     Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of September, 2010.

                                        The Staar Investment Trust

                                        Registrant


                                        By: /s/ J. Andre Weisbrod
                                            ------------------------------------
                                            J. Andre Weisbrod, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                                      /s/ Jeffrey A. Dewhirst
                                      ------------------------------------------
                                      Jeffrey A. Dewhirst
                                      Trustee                 September 28, 2010
                                      (Signature)             (date)


                                      /s/ Thomas J. Smith
                                      ------------------------------------------
                                      Thomas J. Smith
                                      Trustee                 September 28, 2010
                                      (Signature)             (date)


                                      /s/ Richard Levkoy
                                      ------------------------------------------
                                      Richard levkoy
                                      Trustee                 September 28, 2010
                                      (Signature)             (date)


                                      /s/ J. Andre Weisbrod
                                      ------------------------------------------
                                      J. Andre Weisbrod
                                      Trustee                 September 28, 2010
                                      (Signature)             (date)